                                                                                                  File No. 33-24962

As filed December 6, 2000

                                  U.S. SECURITIES AND EXCHANGE COMMISSION

                                            Washington, DC 20549

                                                 FORM N-14
                        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                      Pre-Effective Amendment No. |_|
                                      Post-Effective Amendment No. |_|
                                      (Check appropriate box or boxes)

                                           American Skandia Trust
                             (Exact Name of Registrant as Specified in Charter)

                                               (203) 926-1888
                                      (Area Code and Telephone Number)

                                            One Corporate Drive
                                             Shelton, CT 06484
                                  Address of Principal Executive Offices:
                                  (Number, Street, City, State, Zip Code)

                                         Edward P. Macdonald, Esq.
                                     Secretary, American Skandia Trust
                                            One Corporate Drive
                                             Shelton, CT 06484
                                   Name and Address of Agent for Service:
                               (Number and Street) (City) (State) (Zip Code)

                                                 Copies to:

                                         Robert K. Fulton, Esquire
                                    Stradley Ronon Stevens & Young, LLP
                                          2600 One Commerce Square
                                        Philadelphia, PA 19103-7098

                          Approximate Date of Proposed Public Offering: As soon as
                      practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on January 5, 2001, pursuant to Rule 488.

Title of the securities being registered:  Shares of beneficial interest of the AST Alger All-Cap Growth
Portfolio of American Skandia Trust.  No filing fee is due because Registrant is relying on Section 24(f)
of the Investment Company Act of 1940, as amended.

                                                                                     American Skandia Life
                                                                                     Assurance Corporation
                                                                                       One Corporate Drive
                                                                                              P.O. Box 883
                                                                                    Shelton, CT 06484-0883
                                                                                  Telephone (203) 926-1888
                                                                                        Fax (203) 929-8071

January __, 2001

Dear Valued Customer,

As  an  American  Skandia  Life  Assurance  Corporation  ("ASLAC")  contract  owner  or  policy  holder  who beneficially  owns shares of the AST Alger Mid-Cap Growth  Portfolio  (the "Mid-Cap  Portfolio") of American
Skandia Trust (the  "Trust"),  you are cordially  invited to a special  meeting of the  shareholders  of the
Portfolio to be held at the offices of ASLAC,  One  Corporate  Drive,  Shelton,  CT, on February __, 2001 at
10:00 a.m.

The special  meeting is very  important  to the future of the  Mid-Cap  Portfolio.  At the special  meeting, shareholders  are  being  asked  to  approve  or  disapprove,  as  more  fully  described  in  the  attached
Prospectus/Proxy  Statement,  a Plan of Reorganization  that would result in shares of the Mid-Cap Portfolio that you  beneficially  own being exchanged for those of the AST Alger All-Cap Growth Portfolio of the Trust
(the "All-Cap  Portfolio" and, together with the Mid-Cap Portfolio,  the "Portfolios").  The Trustees of the
Trust  unanimously  recommend  that you consider  and approve  this  proposal.  If the  shareholders  of the
Mid-Cap Portfolio  approve the proposal,  you will beneficially own shares of the All-Cap Portfolio equal in value  to your  investment  in the  Mid-Cap  Portfolio.  You  will  no  longer  own  shares  of the  Mid-Cap
Portfolio, and the Mid-Cap Portfolio will no longer exist.

You will not have a taxable gain or loss on the exchange of your shares in the proposed transaction.

American Skandia Investment Services,  Incorporated,  the Portfolios' investment manager,  believes that the
All-Cap  Portfolio's  investment  policy to invest in  securities of growth  companies of all sizes,  rather than the medium  sized  companies  that are the  primary  investments  of the Mid-Cap  Portfolio,  is better suited to the  management  style and  expertise of Fred Alger  Management,  Inc.,  the  sub-advisor  for the
Portfolios.  Except for the market  capitalization  of the  securities  they invest in, each  Portfolio  has similar  investment  objectives  and  investment  policies.  Although  the fees and  expenses of the All-Cap
Portfolio  are higher  than those of the  Mid-Cap  Portfolio,  the larger  fund that would  result  from the transaction  may be able to benefit from  reduced  trading  costs and  increased  operational  efficiencies, leading to  reductions  in the  expenses  that are borne by  shareholders  for the  operation of the All-Cap
Portfolio.

Your  vote is  important  no  matter  how  large  or  small  your  holdings  are.  We urge you to read the
Prospectus/Proxy  Statement  thoroughly  and to indicate your voting  instructions  on the enclosed  Proxy
Card(s),  date and sign it, and return it  promptly  in the  envelope  provided to be received by American
Skandia on or before the close of business on February  __,  2001.  The shares that you  beneficially  own will be voted in  accordance  with  instructions  received by that date.  All shares of the  Portfolio for which  instructions  are not received  will be voted in the same  proportion as the votes cast by contract owners on the proxy issues presented.

Any questions or concerns you may have  regarding  the special  meeting or the proxy should be directed to your financial representative.

Sincerely,

Gordon C. Boronow
President and Deputy Chief Executive Officer
American Skandia Life Assurance Corporation

                                      SPECIAL MEETING OF SHAREHOLDERS
                                 OF THE AST ALGER MID-CAP GROWTH PORTFOLIO
                                                     OF
                                           AMERICAN SKANDIA TRUST

                                                 To be held
                                             February __, 2001

To the Shareholders of the AST Alger Mid-Cap Growth Portfolio of American Skandia Trust:

         Notice is hereby  given that a Special  Meeting of  Shareholders  of the AST Alger  Mid-Cap  Growth
Portfolio (the "Mid-Cap  Portfolio") of American Skandia Trust (the "Trust"),  will be held at One Corporate
Drive,  Shelton,  Connecticut  06484 on February __, 2001 at 10:00 a.m.  Eastern Time, or at such  adjourned time as may be necessary to vote (the "Meeting"), for the following purposes:

         I.       To approve a Plan of  Reorganization  of the Trust on behalf of the Mid-Cap  Portfolio and the AST Alger All-Cap  Portfolio of the Trust (the "All-Cap  Portfolio"),  that provides for the acquisition of  substantially  all of the  assets of the  Mid-Cap  Portfolio  in  exchange  for  shares  of the  All-Cap
Portfolio,  the distribution of such shares to the shareholders of the Mid-Cap  Portfolio,  and the complete liquidation and dissolution of the Mid-Cap Portfolio.

        II.      To  transact  such other  business  as may  properly  come  before the  Meeting or any adjournment thereof.

A copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

         The matters referred to above are discussed in detail in the Prospectus/Proxy Statement attached to this Notice.  The Board of Trustees has fixed the close of business on December __, 2000 as the record date for determining shareholders entitled to notice of, and to vote at, the Meeting, and only holders of record of shares at the close of business on that date are entitled to notice of, and to vote at, the
Meeting.  Each share of the Mid-Cap Portfolio is entitled to one vote on each proposal.

         You are  cordially  invited  to  attend  the  Meeting.  If you do not  expect  to  attend,  you are requested  to  complete,  date and sign the  enclosed  form of proxy and return it promptly in the  envelope
provided   for  that   purpose.   Alternatively,   you  may  vote   electronically   as   described  in  the
Prospectus/Proxy Statement.  The enclosed proxy is being solicited on behalf of the Board of Trustees.

YOUR VOTE IS IMPORTANT.  IN ORDER TO AVOID THE UNNECESSARY EXPENSE OF FURTHER  SOLICITATION,  WE URGE YOU TO
INDICATE  VOTING  INSTRUCTIONS  ON THE  ENCLOSED  PROXY,  DATE AND SIGN IT,  AND RETURN IT  PROMPTLY  IN THE
ENVELOPE  PROVIDED,  NO MATTER HOW LARGE OR SMALL YOUR  HOLDINGS MAY BE. YOU MAY REVOKE IT AT ANY TIME PRIOR
TO ITS USE.  THEREFORE,  BY APPEARING AT A MEETING,  AND REQUESTING  REVOCATION PRIOR TO THE VOTING, YOU MAY
REVOKE THE PROXY AND YOU CAN THEN VOTE IN PERSON.

                                    By order of the Board of Trustees

                                    Edward P. Macdonald
                                    Secretary
                                    American Skandia Trust

January __, 2001

                                         PROSPECTUS/PROXY STATEMENT
                                             TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----
Cover Page.................................................................................................   Cover
Summary  .................................................................................................
         The Proposal......................................................................................
         Shareholder voting................................................................................
Comparisons of Some Important Features.....................................................................
         Investment objectives and policies of the Portfolios..............................................
         Risks of investing in the Portfolios..............................................................
         Management of the Trust and the Portfolios........................................................
         The Distribution plan.............................................................................
         Fees and expenses.................................................................................
         Financial information about the Portfolios........................................................
         Other key features of the Portfolios..............................................................
Reasons for the Transaction................................................................................
Information about the Transaction..........................................................................
         Closing of the Transaction........................................................................
         Expenses of the Transaction.......................................................................
         Tax consequences of the Transaction...............................................................
         Characteristics of All-Cap Portfolio shares.......................................................
         Capitalizations of the Portfolios and Capitalization after the Transaction........................
Voting Information.........................................................................................
         Required vote.....................................................................................
         How to vote.......................................................................................
         Revoking proxies..................................................................................
         Other matters.....................................................................................
         Who may vote......................................................................................
         Solicitations of proxies..........................................................................
Additional Information about the Trust and the Portfolios..................................................
Principal Holders of Shares................................................................................
Exhibits to Prospectus/Proxy Statement
         Exhibit A - Plan of Reorganization (attached).....................................................
         Exhibit B - Prospectus for the AST Alger Mid-Cap Growth Portfolio and AST Alger All-Cap Portfolio
                  of the Trust dated October 23, 2000 (enclosed) ..........................................

                                           AMERICAN SKANDIA TRUST
                                            One Corporate Drive
                                                P.O. Box 883
                                         Shelton, Connecticut 06484

                                         PROSPECTUS/PROXY STATEMENT
                                    Dated January [effective date], 2001
                                                   --------------

                        Acquisition of the Assets of the AST Alger Mid-Cap Portfolio

                  By and in exchange for shares of the AST Alger All-Cap Growth Portfolio

         This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting (the "Meeting")
of shareholders the AST Alger Mid-Cap Growth Portfolio (the "Mid-Cap Portfolio") of American Skandia Trust
(the "Trust"), to approve or disapprove a Plan of Reorganization (the "Plan").  If shareholders of the
Mid-Cap Portfolio vote to approve the Plan, you will receive shares of the AST Alger All-Cap Growth
Portfolio (the "All-Cap Portfolio" and, together with the Mid-Cap Portfolio, the "Portfolios") of the
Trust equal in value to your investment in shares of the Mid-Cap Portfolio.  The Mid-Cap Portfolio will then be liquidated and dissolved.

         The Meeting will be held at the offices of the Portfolios' investment manager, American Skandia
Investment Services, Inc. ("ASISI"), which are located at One Corporate Drive, Shelton, Connecticut 06484 on February __, 2001 at 10:00 a.m. Eastern time.  The Board of Trustees of the Trust is soliciting these proxies on behalf of the Mid-Cap Portfolio.  This Prospectus/Proxy Statement will first be sent to shareholders on or about January [mail date], 2001.
                                  ---------

         The Trust serves primarily as an underlying mutual fund for variable annuity contracts and variable life insurance policies ("variable insurance products") issued by life insurance companies, including American Skandia Life Assurance Corporation ("ASLAC"), an affiliate of ASISI.  ASLAC holds assets invested in these contracts and policies in various variable accounts, each of which is divided into sub-accounts investing exclusively in a mutual fund or in a portfolio of a mutual fund.  Therefore, variable annuity contract owners and variable life insurance policy holders ("Contractowners") who have allocated their assets to the AST Alger Mid-Cap Growth Sub-Account are indirectly invested in the Mid-Cap
Portfolio through their contracts or policies and should consider themselves shareholders of the Mid-Cap
Portfolio for purposes of this Prospectus/Proxy Statement

         The investment objective of the All-Cap Portfolio is long-term capital growth, as is the investment objective of the Mid-Cap Portfolio.

         This Prospectus/Proxy Statement gives the information about the proposed reorganization and shares of the All-Cap Portfolio that you should know before investing.  You should retain it for future reference.  Additional information about the All-Cap Portfolio and the proposed reorganization has been filed with the SEC and can be found in the following documents:

|_|      The Prospectus for the Portfolios dated October 23, 2000 is enclosed with and considered a part of this Prospectus/Proxy Statement.

|_|      A Statement of Additional Information (SAI) relating to this Prospectus/Proxy Statement dated
     January [effective date], 2001, has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

         You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or other documents related to the Trust without charge by calling 1-800-752-6342 or by writing to the Trust at the above address.

         The SEC has not approved or disapproved these securities or passed upon the adequacy of this
Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

         Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation or any other U.S. government agency.
Mutual fund shares involve investment risks, including the possible loss of principal.

                                                  SUMMARY

         This is only a summary of certain information contained in this Prospectus/Proxy Statement.  You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the
Plan (attached as Exhibit A) and the Prospectus for the Portfolios (enclosed as Exhibit B).

The Proposal.

         You are being asked to consider and approve a Plan of Reorganization that will have the effect of combining the Mid-Cap Portfolio and the All-Cap Portfolio of the Trust into a single Portfolio.  If shareholders of the Mid-Cap Portfolio vote to approve the Plan, the assets of the Mid-Cap Portfolio will be transferred to the All-Cap Portfolio and Mid-Cap Portfolio shareholders will exchange their shares of the Mid-Cap Portfolio for All-Cap Portfolio shares of equal dollar value.  The proposed reorganization is referred to in this Prospectus/Proxy Statement as the "Transaction."  As a result of the Transaction, you will cease to be a shareholder of the Mid-Cap Portfolio and will become a shareholder of the All-Cap
Portfolio.

         For the reasons set forth in the "Reasons for the Transaction" section, the Board of Trustees of the Trust has determined that the Transaction is in the best interests of the shareholders of the Mid-Cap
Portfolio and also concluded that no dilution in value would result to the shareholders of either
Portfolio as a result of the Transaction.

 The Board of Trustees of the Trust, on behalf of both the Mid-Cap Portfolio and the All-Cap Portfolio, has approved the Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting.

         Shareholders who own shares of the Mid-Cap Portfolio at the close of business on December __,
2000, will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold.  To approve the Transaction, a majority of the outstanding shares of the Mid-Cap Portfolio must be voted in favor of the Plan.

         Please vote by proxy as soon as you receive this Prospectus/Proxy Statement.  You may place your vote by completing and signing the enclosed proxy card or over the Internet.  If you vote by either of these methods, your votes will be officially cast at the Meeting by the persons appointed as proxies.

         You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting.  For more details about shareholder voting, see the "Voting Information" section of this
Prospectus/Proxy Statement.

                                   COMPARISONS OF SOME IMPORTANT FEATURES

The investment objectives and policies of the Portfolios.

         This section describes the differences between the investment policies of the Mid-Cap Portfolio and the All-Cap Portfolio.  For a complete description of the investment policies and risks of the All-Cap
Portfolio, you should read the Prospectus for the Portfolios that is enclosed with this Prospectus/Proxy
Statement.

         The investment strategies of the Mid-Cap Portfolio and All-Cap Portfolio are substantially similar.  The investment objective, seeking long-term capital growth, is the same for both Portfolios.
Both invest primarily in growth stocks; specifically, they seek to invest in high unit volume growth companies (vital, creative companies that offer goods and services to a rapidly expanding marketplace) and positive life cycle change companies (companies experiencing a major change that is expected to produce advantageous results).

         The essential difference in the investment strategies of the Portfolios is the market capitalization of the stocks in which they invest.  Market capitalization is the total market value of a company's outstanding stock, and is often used to classify companies by size.  The Mid-Cap Portfolio invests primarily in midsize companies (those having market capitalizations within the range of companies in the S&P(R)MidCap 400 Index), while the All-Cap Portfolio may invest companies of all sizes, and may emphasize either larger or small companies at a given time based on the assessment of particular companies and market conditions by the Portfolio's sub-advisor.

         Besides market capitalization, there are few notable differences in the investment strategies of the Portfolios.  Each Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies, and each may engage in certain other investment practices that are not expected to be used extensively.  The All-Cap Portfolio may purchase and sell call and put options on securities and securities indices to increase gain or to hedge against the risk of unfavorable price movements, and may purchase and sell stock index futures contracts and related options, while the Mid-Cap Portfolio does not have the authority to engage in these practices.

         The fundamental investment restrictions of the Mid-Cap Portfolio and the All-Cap Portfolio are
identical.  Some of these restrictions are that each Portfolio will not: with respect to 75% of its assets, purchase the securities of any issuer if more than 5% of the Portfolio's total assets would be invested in the securities of such issuer or if the Portfolio would hold more than 10% of the outstanding voting securities of such issuer; or borrow money except for non-leveraging, temporary or emergency purposes, and then only in an amount not exceeding 33 1/3% of the value of the total assets of that
Portfolio.  The full text of these investment restrictions can be found in the Trust's Statement of
Additional Information dated October 23, 2000, which is available upon request.

Risks of investing in the Portfolios.

         Like all investments, an investment in either Portfolio involves risk.  There is no assurance that either of the Portfolios will meet its investment objective.  As with any fund investing primarily in equity securities, the value of the securities held by a Portfolio may decline.  These declines may be substantial.  In addition, the growth stocks in which each Portfolio invests tend to fluctuate in price more than other types of stocks.  Prices of growth stocks tend to be higher in relation to their companies' earnings, and may be more sensitive to market, political and economic developments than other stocks.

         Securities of smaller companies tend to be subject to more abrupt and erratic price movements than securities or larger companies.  Therefore, the Mid-Cap Portfolio, as a fund investing primarily in midsize companies, can be expected to be subject to less risk than a small-cap fund and more risk than a large-cap fund.  The level of risk to which the All-Cap Portfolio is subject will vary depending upon the size of the companies it is invested in at a given time.

         Although the All-Cap Portfolio is not expected to invest to a substantial degree in options and futures contracts as described above, investments in these instruments might serve to increase the All-Cap
Portfolio's level of risk relative to the Mid-Cap Portfolio. In addition, each Portfolio may invest up to
100% of its assets in cash, commercial paper, high-grade bonds or cash equivalents for temporary defensive reasons if the Portfolio's sub-advisor believes that adverse market or other conditions warrant.  However, while a Portfolio is in a defensive position, the opportunity to achieve its investment objective of long-term capital growth will be limited.

Management of the Trust and the Portfolios.

         ASISI,  located at One Corporate Drive,  Shelton,  Connecticut,  acts as investment  manager to the
Trust's  various  investment  portfolios.  ASISI has served as investment  manager since 1992, and currently serves as investment  manager to a total of 66 investment  company  portfolios  (including the  Portfolios).
ASISI is an indirect  wholly-owned  subsidiary of Skandia Insurance Company Ltd.  ("Skandia").  Skandia is a
Swedish company that owns, directly or indirectly, a number of insurance companies in many countries.

         The Trust's Investment Management Agreements with ASISI (the "Management Agreements") provide that ASISI will furnish each applicable portfolio with investment advice and administrative services subject to the supervision of the Board of Trustees and in conformity with the stated policies of the applicable portfolio.  ASISI has engaged sub-advisors to conduct the investment programs of each portfolio, including the purchase, retention and sale of portfolio securities.  As noted above, ASISI is responsible for monitoring the activities of the Sub-advisors and reporting on such activities to the
Board of Trustees.

         ASISI has  retained  Fred Alger  Management,  Inc.  ("Alger"),  located at One World Trade  Center,
Suite 9333, New York,  New York 10048,  to serve as  sub-advisor  for the Mid-Cap  Portfolio and the All-Cap
Portfolio.  Alger has been an  investment  advisor since 1964,  and as of June 30, 2000 managed  mutual fund and other assets totaling approximately $21.2 billion.

         In general, the Investment Company Act of 1940 (the "Investment Company Act") requires that all contracts pursuant to which persons serve as investment advisers (including sub-advisors) to investment companies be approved by shareholders.  The Trust and ASISI, however, have obtained an exemption from the
Securities and Exchange Commission that permits ASISI, subject to approval by the Board of Trustees, to change sub-advisors for certain portfolios of the Trust and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes.  This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the sub-advisors by ASISI and the Trustees.  ASISI is able to rely on this exemption with respect to the All-Cap Portfolio and most of the other portfolios of the Trust, but not with respect to the Mid-Cap Portfolio.  Consequently, if the Plan is approved and the Transaction completed, current Mid-Cap Portfolio shareholders will be invested in a Portfolio that is unlike the Mid-Cap Portfolio in that sub-advisory changes can be made without the approval of such shareholders.

         The portfolio managers responsible for the management of the Mid-Cap Portfolio are David Alger and Ron Tartaro.  Both have managed the Portfolio since its inception.  The portfolio managers responsible for the management of the All-Cap Portfolio are David Alger and Seilai Khoo.  Mr. Alger has managed the
All-Cap Portfolio since its inception, while Ms. Khoo has been managing the Portfolio since June 2000.
Mr. Alger has been employed by Alger since 1971 and served as Executive Vice President and Director of
Research prior to being named President in 1995.  Mr. Tartaro has been employed by Alger since 1990 as a senior research analyst until 1995 and as a Senior Vice President since 1995.  Ms. Khoo has been employed by Alger since 1989, and has been a Senior Vice President and Portfolio Manager since 1995.

         Under the Management Agreement with respect to the Mid-Cap Portfolio, such Portfolio is obligated to pay ASISI an annual management fee equal to 0.80% of its average daily net assets. Under the Management
Agreement with respect to the All-Cap Portfolio, such Portfolio is obligated to pay ASISI an annual management fee equal to 0.95% of its average daily net assets.  Therefore, if the Plan is approved and the
Transaction completed, Mid-Cap Portfolio shareholders will be invested in a Portfolio with, and will indirectly bear, a higher management fee.  ASISI pays Alger a portion of the management fee for the
Portfolios for the performance of sub-advisory services at no additional cost to either Portfolio.
Because the sub-advisory fee rate for each Portfolio is the same, the higher management fee for the
All-Cap Portfolio benefits ASISI.

The Distribution Plan.

         The Trust has adopted a  Distribution  Plan (the  "Distribution  Plan")  under Rule 12b-1 under the
Investment  Company Act to permit  American  Skandia  Marketing,  Inc.  ("ASM"),  an  affiliate of ASISI and
ASLAC,  to receive  brokerage  commissions  in connection  with  purchases  and sales of securities  held by certain  portfolios of the Trust, and to use these  commissions to promote the sale of shares of the various portfolios.  Under the  Distribution  Plan,  transactions  for the  purchase  and sale of  securities  for a portfolio  may be directed to certain  brokers for  execution  ("clearing  brokers")  who have agreed to pay part of the brokerage  commissions  received on these transactions to ASM for "introducing"  transactions to the clearing broker. In turn, ASM uses the brokerage  commissions  received as an introducing  broker to pay various  distribution-related  expenses (such as advertising,  printing of sales materials,  and payments to broker-dealers  who sell  variable  insurance  products the premiums for which are invested in shares of the
Trust),  as well as to cover  administrative  costs associated with the operation of the Distribution  Plan.
The  administrative  costs  are  expected  to be  small  in  relation  to the  revenues  received,  and  the distribution-related activities paid for under the Distribution Plan may include:

o        printing and mailing of Trust prospectuses,  statements of additional information,  any supplements thereto and shareholder reports for existing and prospective Contractowners;
o        development, preparation, printing and mailing of Trust advertisements and sales literature;
o        holding or  participating  in  seminars  and sales  meetings  designed to promote the sale of Trust shares;
o        paying marketing fees requested by selling broker-dealers;
o        obtaining information and providing  explanations to Contractowners  regarding portfolio investment objectives  and  policies  and other  information  about the Trust and its  portfolios,  including  the performance of the portfolios;
o        training sales personnel  regarding sales of variable  insurance  products and shares of the Trust;
         and
o        personal service to Contractowners and/or maintenance of Contractowner accounts.

No portfolio  pays any new fees or charges  resulting  from the  Distribution  Plan, nor is it expected that the brokerage  commissions  paid by a portfolio will increase as the result of directing  commissions  under the Distribution Plan.

         ASM may receive brokerage commissions under the Distribution Plan on purchases and sales of securities for the All-Cap Portfolio (and for most of the other portfolios of the Trust), but not for the
Mid-Cap Portfolio.  Consequently, if the Plan is approved and the Transaction completed, current Mid-Cap
Portfolio shareholders will be invested in a portfolio that is unlike the Mid-Cap Portfolio in that portfolio brokerage commissions can be directed to ASM to pay distribution-related expenses.

Fees and expenses.

         The following table describes the fees and expenses that you may pay if you hold shares of the
Portfolios, as well as the projected fees and expenses of the All-Cap Portfolio after the Transaction.
The following table does not reflect any fees and expenses of the variable insurance products through which Portfolio shares are purchased.

                                                                               All-Cap         All-Cap Portfolio
                                                                               --------        -----------------
                                                      Mid-Cap Portfolio1      Portfolio2      After Transaction3
                                                      ------------------      ----------      ------------------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     Imposed on Purchases.........................           None                None                None
   Maximum Deferred Sales Charge (Load)...........           None                None                None
   Maximum Sales Charge (Load) Imposed on
     Reinvested Dividends.........................           None                None                None
   Redemption Fee.................................           None                None                None
   Exchange Fee...................................           None                None                None

Annual Fund Operating Expenses
(expenses that are deducted from Portfolio assets)
       Management Fees                                      0.80%               0.95%               0.95%
       Estimated Distribution (12b-1) Fees4                  N/A                0.00%               0.00%
       Other Expenses                                       0.23%               0.28%               0.16%
                                                            -----               -----               -----
       Total Annual Portfolio Operating Expenses            1.03%               1.23%               1.11%
                                                            =====               =====               =====
       Fee Waivers and Expense Reimbursements5              0.19%                N/A                 N/A
                                                            -----                                    ---
       Net Annual Portfolio Operating Expenses              0.84%               1.23%               1.11%
                                                            =====               =====               =====

1 The Mid-Cap Portfolio commenced operations in November 2000.  "Other Expenses" are based on estimated amounts for the fiscal year ending December 31, 2000.

2 The All-Cap Portfolio commenced operations in January 2000.  "Other Expenses" and "Estimated
Distribution Fees" are based on actual amounts for the semi-annual period ended June 30, 2000.

3 Projected expenses based on current and anticipated All-Cap Portfolio expenses.

4 As  discussed  in greater  detail  above  under "The  Distribution  Plan," the  Trustees of the Trust have adopted a Distribution  Plan under Rule 12b-1 to permit ASM to receive  brokerage  commissions in connection with  purchases  and  sales  of  securities  held by  certain  portfolios  of the  Trust,  and to use  these commissions  to promote  the sale of shares of the  portfolios.  While the  brokerage  commission  rates and amounts paid by a portfolio  are not expected to increase as a result of the  Distribution  Plan,  the staff of the Securities and Exchange  Commission  takes the position that  commission  amounts  received under the
Distribution  Plan should be reflected as distribution  expenses of the portfolio.  The Distribution Plan is not applicable to the Mid-Cap  Portfolio,  and the Mid-Cap  Portfolio  therefore may not pay  commissions to
ASM under it. The All-Cap  Portfolio may pay  commissions  under the  Distribution  Plan,  but did not do so for the period on which the amounts shown in the table are based.

5 The  Investment  Manager has agreed to  reimburse  and/or waive fees for the Mid-Cap  Portfolio  until the sooner of November 13, 2001 or the date of the closing of the Transaction.

Expense Examples - These examples are intended to help you compare the cost of investing in each Portfolio with the cost of investing in other mutual funds.  They assume that you invest $10,000, that you receive a
5% return each year, that the Portfolios' total operating expenses remain the same, and that any expense waivers and reimbursements remain in effect only for the periods during which they are binding.  Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

                                                        1 Year        3 Years         5 Years          10 Years
                                                        ------        -------         -------          --------
Mid-Cap Portfolio                                        $87            $271            N/A              N/A
All-Cap Portfolio                                        $125           $390            $676            $1,489
Projected All-Cap Portfolio (after Transaction)          $113           $353            $612            $1,352

Other key features of the Portfolios.

         Shares of each portfolio of the Trust are sold only to separate accounts of insurance companies for the purpose of investing assets attributable to variable insurance products, and to certain tax-deferred retirement plans.  The separate accounts place orders to purchase and redeem shares of the
Trust at their net asset value based on, among other things, the amount of premium payments to be invested and the amount of surrender or transfer requests to be effected that day under the variable insurance products.  There are no sales commissions charged on the purchase or sale of shares of the Portfolios, although sales charges may apply to transactions in the variable insurance products.

         Each Portfolio of the Trust complies with the diversification requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code").  In general, each Portfolio declares and distributes a dividend from its net investment income annually, and distributes any net realized long- and short-term capital gains at least annually either during or after the close of the Portfolio's fiscal year.  Distributions are made to the various separate accounts (not to Contractowners) in the form of additional shares (not in cash).

                                             REASONS FOR THE TRANSACTION

         The Transaction would be the second step in a two-step process that is intended to provide shareholders with the benefits of (1) a Portfolio with investment policies that are better suited to the investment style of its Sub-advisor, (2) greater oversight of the management of the Portfolio by ASISI, and (3) the increased efficiency of a larger Portfolio.

         Prior to November 13, 2000, Contractowners who have assets allocated to the Mid-Cap Portfolio instead had assets allocated to the Alger American MidCap Growth Portfolio of The Alger American Fund (the
"Alger American Fund").  In the first step in the process, shares of the Alger American Fund beneficially owned by ASLAC Contractowners were redeemed and shares of the Mid-Cap Portfolio were purchased with the proceeds of the redemption, as permitted under an order of the Securities and Exchange Commission.  This transfer effectively made such Contractowners shareholders of the Mid-Cap Portfolio.  The Mid-Cap
Portfolio has not been offered or sold to Contractowners other than former holders of the Alger American
Fund.  Like the other portfolios of the Trust, the management of the Mid-Cap Portfolio by its Sub-advisor is subject to the oversight of ASISI, the Portfolio's investment manager.  ASISI did not provide similar oversight with respect to the Alger American Fund, as it had no investment advisory relationship with respect to that fund.  The Mid-Cap Portfolio is, however, essentially identical to the Alger American Fund in terms of its investment objective and policies, its fees and expenses, and other features.

         The Transaction would be the second step in the process.  The Board of Trustees of the Trust (the
"Board") has recommended that the Plan, which describes the Transaction and its details and conditions, be approved by the Mid-Cap Portfolio shareholders because of the potential benefits to shareholders relating to the investment policies of the All-Cap Portfolio, certain features of the All-Cap Portfolio, and the combination of the two Portfolios into a single, larger Portfolio.

         The Plan was presented to the Board at a meeting held on September 8, 2000 based on information provided to the Board by ASISI at such meeting and at a meeting held on June 1, 2000.  At such meetings, the Board was informed by ASISI that the investment policies of the All-Cap Portfolio are better suited to the investment expertise of the sub-adviser of both Portfolios, i.e., finding desirable growth stocks without regard to capitalization.  The Board also considered that the larger fund that would result from the Transaction may be able to benefit from reduced trading costs and increased operational efficiencies.

         The Board was also reminded of its prior approval of the Distribution Plan as described above for most of the other portfolios of the Trust, including the All-Cap Portfolio.  The Distribution Plan is designed to improve ASM's ability to attract new investments in the Trust by enabling it to compensate broker-dealers who sell variable insurance products adequately and in the most effective manner at no additional cost of the portfolios.  The resulting increase in portfolio assets should enable the portfolios to achieve greater economies of scale and thereby lower their per-share operating expenses.  In its approval of the Distribution Plan, the Board also considered its potential benefits to ASISI and ASM, including that an increase in the assets of the portfolios would increase the management fees paid to
ASISI, and that payment of distribution expenses out of brokerage commission could reduce the need for ASM to pay such expenses out of other resources available to it.

         Also, the Board was reminded of its prior approval to seek the exemptive order authorizing it to select and change sub-advisors for most of the Trust's portfolios, including the All-Cap Portfolio, without obtaining shareholder approval of such changes.  This "manager-of-managers" authority is intended to facilitate the supervision and management of the sub-advisors by ASISI and the Board without the substantial costs and delays that result from the need to hold shareholder meetings.  While manager-of-managers authority allows for less shareholder scrutiny of proposed contracts with additional or replacement sub-advisors, the addition or replacement of sub-advisors would still take place only after careful review by ASISI and the Board.

         The Board also was provided with information about the expenses of both Portfolios, and was informed by ASISI that the higher fees for the All-Cap Portfolio were competitive compared to the fees of other funds with similar structures and investment objectives and policies, including other portfolios of the Trust.  The Board was also provided with information about the tax consequences of the Transaction.
During the course of its deliberations, the Board was informed that the expenses of the Transaction will be borne by ASLAC or its affiliates, and not by the Trust or either Portfolio.

         The Board, including a majority of the Trustees who are not interested persons of the Trust, unanimously concluded that the Transaction is in the best interests of the shareholders of the Mid-Cap
Portfolio and that no dilution of value would result to the shareholders of the Mid-Cap Portfolio or the
All-Cap Portfolio from the Transaction, and the Board approved the Plan and recommended that shareholders of Mid-Cap Portfolio vote to approve the Transaction.

           For the reasons discussed above, the Board of Trustees unanimously recommends that you vote For the Plan.

         If shareholders of the Mid-Cap Portfolio do not approve the Plan, the Board will consider other possible courses of action for the Mid-Cap Portfolio, including consolidation of the Mid-Cap Portfolio with funds other than the All-Cap Portfolio.

                                          INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.  (The
Plan also governs a separate transaction involving two portfolios of the Trust other than the Mid-Cap
Portfolio and All-Cap Portfolio; Mid-Cap Portfolio shareholders may disregard the information in the Plan regarding this other transaction.)

Closing of the Transaction.

         If shareholders of the Mid-Cap Portfolio approve the Plan, the Transaction will take place after various conditions are satisfied by the Trust on behalf of the Mid-Cap Portfolio and the All-Cap
Portfolio, including the preparation of certain documents.  The Trust will determine a specific date for the actual Transaction to take place.  This is called the closing date.  If the shareholders of the
Mid-Cap Portfolio do not approve the Plan, the Transaction will not take place.

         If the shareholders of the Mid-Cap Portfolio approve the Plan, the Mid-Cap Portfolio will deliver to the All-Cap Portfolio substantially all of its assets on the closing date.  In exchange, shareholders of the Mid-Cap Portfolio will beneficially own shares of the All-Cap Portfolio that have a value equal to the dollar value of the assets delivered to the All-Cap Portfolio.  The stock transfer books of the
Mid-Cap Portfolio will be permanently closed on the closing date.  Requests to transfer or redeem assets allocated to the Mid-Cap Portfolio may be submitted at any time before 4:00 p.m. Eastern time on the closing date; requests that are received in proper form prior to that time will be effected prior to the closing.

         To the extent permitted by law, the Trust may amend the Plan without shareholder approval.  It may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval by shareholders of the Mid-Cap Portfolio.

Expenses of the Transaction.

         The expenses resulting from the Transaction will be paid by ASLAC or its affiliates, and not by the Trust or either Portfolio.

Tax consequences of the Transaction.

         The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended.  Based on certain assumptions and representations received from the Trust, on behalf of the Portfolios, it is the opinion of
Stradley Ronon Stevens & Young, LLP, counsel to the Trust, that shareholders of the Mid-Cap Portfolio will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of the Mid-Cap Portfolio for shares of the All-Cap Portfolio and that neither the All-Cap Portfolio nor its shareholders will recognize any gain or loss upon receipt of the assets of the Mid-Cap Portfolio.
Because the Portfolios are offered through tax-deferred variable insurance products, however,
Contractowners generally would not recognize any gain or loss even if the Transaction did not qualify as a tax-free reorganization.  Contractowners should consult the prospectuses of their variable insurance products for information on the federal tax consequences of owning the product.  You should also consult your tax advisor as to state and local tax consequences, if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

Characteristics of All-Cap Portfolio shares.

         Shares of the All-Cap Portfolio will be distributed to shareholders of the Mid-Cap Portfolio and will have the same legal characteristics as the shares of the Mid-Cap Portfolio with respect to such matters as voting rights, assessibility, conversion rights, and transferability.

Capitalizations of the Portfolios and Capitalization after the Transaction.

         The following table sets forth, as of November 20, 2000, the capitalization of shares of the
Mid-Cap Portfolio and the All-Cap Portfolio.  The table also shows the projected capitalization of All-Cap
Portfolio shares as adjusted to give effect to the proposed Transaction.  The capitalization of the
All-Cap Portfolio is likely to be different when the Transaction is consummated.

                                                                                                   All-Cap
                                                                                                  Portfolio
                                                                              All-Cap          Projected after
                                                     Mid-Cap Portfolio       Portfolio           Transaction
                                                        (unaudited)         (unaudited)          (unaudited)
                                                        -----------         -----------          -----------

         Net assets (millions)......................               $968               $207                 $1175

         Total shares outstanding ..................        100,527,576         29,545,237           167,834,508

         Net asset value per share..................              $9.63              $7.00                 $7.00

                                                 VOTING INFORMATION

Required vote.

         The affirmative vote of a majority of the total number of outstanding shares of the Mid-Cap
Portfolio is necessary to approve the Plan.  Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of the Mid-Cap Portfolio held at the close of business on December __, 2000 (the "Record Date").  If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

         As stated above, ASLAC is the legal owner of 100% of the Mid-Cap Portfolio's shares.  Shares of the Portfolio will be voted by ASLAC with respect to the Plan in accordance with instructions received from Contractowners.  In addition, ASLAC is entitled to vote shares for which no proxy is received and will vote such shares (for the Plan, against the Plan and abstain) in the same proportion as the votes cast by Contractowners.  Therefore, ASLAC's presence at the Meeting is sufficient to constitute a quorum under the Trust's By-laws, and all of the shares of the Mid-Cap Portfolio will be voted in some manner by
ASLAC.

         An abstention is not counted as an affirmative vote of the type necessary to approve the Plan and, therefore, will have the same effect as a vote against the Plan.

How to vote.

         You can vote in any one of three ways:

o        By mail, with the enclosed proxy card.
o        In person at the Meeting.
o        Through the Internet by visiting HTTP://WWW.AMERICANSKANDIA.COM, looking for the "Vote" link and following the instructions provided.

If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

Revoking proxies.

         You may revoke your proxy at any time before it is voted by sending a written notice to the
Secretary of the Trust expressly revoking your proxy, by signing and forwarding to the Fund a later-dated proxy, or by attending the Meeting and voting in person.

Other matters.

         The Board of Trustees of the Trust does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement.  It is not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, it is intended that the persons named in the enclosed proxy will vote in accordance with their judgment.

Who may vote.

         Shareholders of record of the Mid-Cap Portfolio on the Record Date will be entitled to vote at the meeting.  On the Record Date, there were ______________ outstanding shares of the Mid-Cap Portfolio issued and outstanding.

Solicitation of proxies.

         Voting instructions will be solicited principally by mailing this Prospectus/Proxy Statement and its enclosures, but proxies also may be solicited by telephone, facsimile, through electronic means such as e-mail, or in person by officers or representatives of the Trust or ASLAC.  If the record owner of a contract or policy is a broker-dealer firm, custodian, nominee or fiduciary, the Trust may send proxy materials to the record owner for any beneficial owners that such record owner may represent.  The Trust may reimburse broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with proxy solicitations of such beneficial owners.

                         ADDITIONAL INFORMATION ABOUT THE TRUST AND THE PORTFOLIOS

         The Mid-Cap Portfolio and the All-Cap Portfolio are separate series of the Trust, which is an open-end management investment company registered with the SEC under the Investment Company Act.  Each
Portfolio is, in effect, a separate mutual fund.  Detailed information about the Trust and each Portfolio is contained in the Prospectus for the Portfolios which is enclosed with and considered a part of this
Prospectus/Proxy Statement.  Additional information about the Trust and each Portfolio is included in the
Trust's SAI, dated October 23, 2000, which has been filed with the SEC and is incorporated into the SAI relating to this Prospectus/Proxy Statement.

         You may request a free copy of the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 1999 and the Trust's Semiannual Report to Shareholders for the six month period ended
June 30, 2000 by calling 1-800-752-6342 or by writing to the Trust at One Corporate Drive, P.O. Box 883,
Shelton, CT 06484.

         The Fund files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act.  These
materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW,
Washington, DC  20549, and at the Regional Offices of the SEC located in New York City at 7 World Trade
Center, Suite 1300, New York, NY  10048 and in Chicago at 500 West Madison Street, Suite 1400, Chicago,
IL  60661.  Also, copies of such material can be obtained from the SEC's Public Reference Section,
Washington, DC 20549-6009, upon payment of prescribed fees, or from the SEC's Internet address at
http://www.sec.gov.

                                        PRINCIPAL HOLDERS OF SHARES

         As noted above, 100% of the shares of the Mid-Cap Portfolio were owned of record by ASLAC as of the Record Date.  As of the Record Date, ASLAC owned of record __% of the shares of the All-Cap
Portfolio.  The name and address of each person who is known to the Trust to have beneficially owned as of the Record Date more than 5% of the shares of either Alger Portfolio were:

Mid-Cap Portfolio
Name and Address                                                              Percentage (%)
--------------------------------------------------------------- -------------------------------------------

All-Cap Portfolio
Name and Address                                                              Percentage (%)
--------------------------------------------------------------- -------------------------------------------

         As of the Record Date, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding voting shares of the All-Cap Portfolio.

                                           AMERICAN SKANDIA TRUST

                              Proxy for Special Meeting of Shareholders of THE
                                     AST ALGER MID-CAP GROWTH PORTFOLIO
                                      to be held on February ___, 2001

         The undersigned  hereby appoints  Maureen Gulick and Deirdre Burke and each of them as the proxy or proxies  of the  undersigned,  with full power of  substitution,  to vote on behalf of the  undersigned  all shares of  beneficial  interest of the above  stated  Portfolio of American  Skandia  Trust (or the "Trust")
which the  undersigned is entitled to vote at a Special  Meeting of the  Shareholders of the Portfolio to be
held at 10:00 a.m.,  Eastern  Time,  on  February  ___,  2001 at the  offices of the Trust at One  Corporate
Drive, 10th Floor,  Shelton,  Connecticut and at any adjournments thereof, upon the matters described in the accompanying  Prospectus/Proxy  Statement  and upon any other  business  that may  properly  come before the meeting  or any  adjournment  thereof.  Said  proxies  are  directed  to vote or to refrain  from  voting as checked below.

                PLEASE SIGN BELOW AND RETURN PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

         The  undersigned  acknowledges  receipt with this proxy of a copy of the Notice of Special  Meeting
of   Shareholders  of  the  AST  Alger  Mid-Cap  Growth   Portfolio  of  the  Trust  and  the   accompanying
Prospectus/Proxy  Statement.  If a contract is jointly  held,  each  contract  owner named should  sign.  If only one signs, his or her signature will be binding.  If the contract owner is a trust,  custodial  account or other  entity,  the name of the  trust or the  custodial  account  should  be  entered  and the  trustee, custodian,  etc. should sign in his or her own name,  indicating  that he or she is "Trustee,"  "Custodian,"
or other  applicable  designation.  If the  contract  owner is a  partnership,  the  partnership  should  be entered and the partner should sign in his or her own name, indicating that he or she is a "Partner."

THIS PROXY IS BEING SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST.

                                                                                ACCOUNT NUMBER:
                                                                                UNITS:
                                                                                CONTROL NO:

TO VOTE BY THE INTERNET
VISIT OUR WEBSITE:
WWW.AMERICANSKANDIA.COM
-----------------------
AND CLICK ON THE VOTE LINK

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:            KEEP THIS PORTION FOR YOUR RECORDS
THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED  DETACH AND RETURN THIS PORTION ONLY

AMERICAN SKANDIA TRUST - AST ALGER MID-CAP GROWTH PORTFOLIO

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS VOTING FOR THE FOLLOWING PROPOSALS:

THE UNITS REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR THE PROPOSALS IF NO CHOICE IS INDICATED.

                                                                                      For      Against       Abstain
1.      PROPOSAL  TO  APPROVE a PLAN OF  REORGANIZATION  OF THE TRUST ON BEHALF OF                
        THE ast aLGER MID-CAP GROWTH  PORTFOLIO (THE "MID-CAP  PORTFOLIO") AND THE
        AST ALGER  ALL-CAP  GROWTH  PORTFOLIO  (THE  "aLL-cAP  PORTFOLIO")  OF THE
        tRUST,  THAT  PROVIDES FOR THE  ACQUISITION  OF  SUBSTANTIALLY  ALL OF THE
        ASSETS OF THE  MID-CAP  gROWTH  PORTFOLIO  IN  EXCHANGE  FOR SHARES OF THE
        ALL-CAP PORTFOLIO,  THE DISTRIBUTION OF SUCH SHARES TO THE SHAREHOLDERS OF
        THE MID-CAP PORTFOLIO,  AND THE LIQUIDATION AND DISSOLUTION OF THE MID-CAP
        PORTFOLIO.

Please be sure to sign and date this Proxy

__________________________________        Date: _________            ___________________________
Date: ________
Signature [PLEASE SIGN WITHIN BOX]                                   Signature (Joint Owners)
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
DETACH CARD

If you would like to receive future shareholder  communications  (e.g., proxy statements,  prospectuses and shareholder  reports) in an electronic format (e.g. E-mail or download from  www.AmericanSkandia.com)  when available,  please  provide  your  E-mail  address  in the space  provided  below.  We will  notify  you as electronic  documents  become  available.  For additional  information on this option,  please refer to the back cover of the AST proxy statement.

      &#143;
                 ---------------------------------------------------------------------------------------------------------

                 ---------------------------------------------------------------------------------------------------------

                                   EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit
-------

   A              Plan of Reorganization by American Skandia Trust on behalf of the AST Alger All-Cap
                  Portfolio and the AST Alger Mid-Cap Portfolio

   B              Prospectus for the AST Alger All-Cap Portfolio and the AST Alger Mid-Cap Portfolio of
                  American Skandia Trust dated October 23, 2000 (enclosed)

A-22

                                                 Exhibit A

                              Plan of Reorganization by American Skandia Trust

                                       FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the "Plan") is made as of this _____ th day of ______________, 2000, by
American Skandia Trust (the "Trust"), a business trust organized under the laws of the Commonwealth of
Massachusetts with its principal place of business at One Corporate Drive, Shelton, Connecticut 06484, on
behalf of the AST MFS Growth Portfolio, the AST Alger All-Cap Growth Portfolio (the AST MFS Growth
Portfolio and the AST Alger All-Cap Growth Portfolio are referred to herein as the "Acquiring
Portfolios"), the AST Alger Growth Portfolio, and the AST Alger Mid-Cap Growth Portfolio (the AST Alger
Growth Portfolio and the AST Alger Mid-Cap Growth Portfolio are referred to herein as the "Acquired
Portfolios"), all series of the Trust.  Together, the Acquiring Portfolios and Acquired Portfolios are
referred to as the "Portfolios."

The reorganizations (hereinafter referred to as the "Reorganization") will consist of (i) the acquisition by each Acquiring Portfolio, of substantially all of the property, assets and goodwill of the corresponding Acquired Portfolio and the assumption by such Acquiring Portfolio of all of the liabilities of the Corresponding Acquired Portfolio in exchange solely for full and fractional shares of beneficial interest, par value $0.001 each, of the Acquiring Portfolio ("Acquiring Portfolio Shares"); (ii) the
distribution of Acquiring Portfolio Shares to the shareholders of each corresponding Acquired Portfolio according to their respective interests in complete liquidation of the Acquired Portfolio; and (iii) the dissolution of each Acquired Portfolio as soon as practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         Each  Acquiring  Portfolio is identified  in the table below  opposite its  corresponding  Acquired
Portfolio:

Acquiring Portfolio                                                    Acquired Portfolio
-------------------                                                    ------------------

AST MFS Growth Portfolio                                               AST Alger Growth Portfolio
AST Alger All-Cap Growth Portfolio                                     AST Alger Mid-Cap Growth Portfolio

         In order to consummate  the Plan,  the  following  actions shall be taken by the Trust on behalf of the Acquiring Portfolios and Acquired Portfolios:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Portfolio.
         -------------------------------------------------------------------------------

         (a)      Subject to the terms and conditions of this Plan, the Trust on behalf of each Acquired
Portfolio shall convey, transfer and deliver to the corresponding Acquiring Portfolio at the Closing all of the Acquired Portfolio's then existing assets subject to its liabilities, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to (i) discharge its unpaid liabilities on its books at the Closing Date, including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and
(ii) pay such contingent liabilities as the Board of Trustees shall reasonably deem to exist against the
Acquired Portfolio, if any, at the Closing Date, for which contingent and other appropriate liabilities reserves shall be established on the Acquired Portfolio's books (hereinafter "Net Assets").  Each Acquired
Portfolio shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

         (b)      Subject to the terms and conditions of this Plan, the Trust on behalf of each Acquiring
Portfolio shall at the Closing deliver to the corresponding Acquired Portfolio the number of Acquiring
Portfolio Shares, determined by dividing the net asset value per share of the shares of the corresponding
Acquired Portfolio ("Acquired Portfolio Shares") on the Closing Date by the net asset value per share of the corresponding Acquiring Portfolio Shares, and multiplying the result thereof by the number of outstanding Acquired Portfolio Shares as of the close of regular trading on the New York Stock Exchange
(the "NYSE") on the Closing Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

         (c)      Immediately following the Closing, each Acquired Portfolio shall distribute pro rata to its shareholders of record as of the close of business on the Closing Date, the Acquiring Portfolio Shares received by the Acquired Portfolio pursuant to this Section 1 and then shall terminate and dissolve.  Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of the Trust relating to each Acquiring Portfolio and noting in such accounts the type and amounts of such
Acquiring Portfolio Shares that such former Acquired Portfolio shareholders are due based on their respective holdings of the Acquired Portfolio as of the close of business on the Closing Date.  Fractional
Acquiring Portfolio Shares shall be carried to the third decimal place.  The Acquiring Portfolios shall not issue certificates representing the Acquiring Portfolio shares in connection with such exchange.

2.       Valuation.
         ----------

         (a)      The value of each Acquired Portfolio's Net Assets to be transferred to the corresponding
Acquiring Portfolio hereunder shall be computed as of the close of regular trading on the NYSE on the
Closing Date (the "Valuation Time") using the valuation procedures set forth in Trust's currently effective prospectus.

         (b)      The net asset value of a share of each Acquiring Portfolio shall be determined to the third decimal point as of the Valuation Time using the valuation procedures set forth in the Trust's currently effective prospectus.

         (c)      The net asset value of a share of each Acquired Portfolio shall be determined to the third decimal point as of the Valuation Time using the valuation procedures set forth in the Trust's currently effective prospectus.

3.       Closing and Closing Date.
         -------------------------

         The Closing Date shall be February ___, 2001, or such later date as determined by the Trust's officers.  The Closing shall take place at the principal office of the Trust at 5:00 P.M. Eastern time on the Closing Date.  The Trust on behalf of each Acquired Portfolio shall have provided for delivery as of the Closing of each Acquired Portfolio's Net Assets to be transferred to the account of the corresponding
Acquiring Portfolio at the Acquiring Portfolios' Custodian, PFPC Trust Company, Airport Business Center,
International Court 2, 200 Stevens Drive, Philadelphia, PA 19113.  Also, the Trust on behalf of each
Acquired Portfolio shall produce at the Closing a list of names and addresses of the shareholders of record of the Acquired Portfolio Shares and the number of full and fractional shares owned by each such shareholder, all as of the Valuation Time, certified by its transfer agent or by its President to the best of its or his or her knowledge and belief.  The Trust on behalf of each Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited to the corresponding
Acquired Portfolio's account on the Closing Date to the Secretary of the Trust, or shall provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been registered in an account on the books of the Acquiring Portfolio in such manner as the Trust on behalf of Acquired
Portfolio may request.

4.       Representations and Warranties by the Trust on behalf of each Acquired Portfolio.
         ---------------------------------------------------------------------------------

         The Fund makes the following representations and warranties about each Acquired Portfolio:
(a)      Each Acquired Portfolio is a series of the Trust, a business trust organized under the laws of the Commonwealth of Massachusetts and validly existing and in good standing under the laws of that jurisdiction.  The Trust is duly registered under the Investment Company Act of 1940, as amended (the
"1940 Act"), as an open-end, management investment company and all of the Acquired Portfolio Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

(b)      The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value
$0.001 each, each outstanding share of which is fully paid, non-assessable, fully transferable and has full voting rights and currently issues shares of forty-one (41) series.  The Trust is authorized to issue an unlimited number of shares of beneficial interest of each series.

         (c)      The financial statements appearing in the Trust's Annual Report to Shareholders for the
fiscal year ended December 31, 1999, audited by Deloitte & Touche LLP, and its Semiannual Report to
Shareholders for the six months ended June 30, 2000, fairly present the financial position of each
Acquired Portfolio as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

         (d)      The Trust has the necessary power and authority to conduct each Acquired Portfolio's business as such business is now being conducted.

         (e)      The Trust on behalf of each  Acquired  Portfolio is not a party to or obligated  under any provision  of the Trust's  Amended and  Restated  Declaration  of Trust or By-laws,  or any  contract or any other  commitment or  obligation,  and is not subject to any order or decree,  that would be violated by its execution of or performance under this Plan.

         (f)      Neither Acquired Portfolio is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the
"Code").

         (g)      Neither Acquired Portfolio has any unamortized or unpaid organizational fees or expenses.

         (h)      Each Acquired Portfolio has qualified as a regulated investment company under the Code since its inception and will continue to qualify at the Closing, and the consummation of the transactions contemplated by this Plan will not cause such Acquired Portfolio to fail to satisfy the requirements of subchapter M of the Code.  Each Acquired Portfolio also has satisfied the diversification requirements of
Section 817(h) of the Code since its inception and will continue to satisfy such requirements at the
Closing.

5.       Representations and Warranties by the Fund on behalf of each Acquiring Portfolio.
         ---------------------------------------------------------------------------------

         The Fund makes the following representations and warranties about each Acquiring Portfolio:

         (a)      Each Acquiring Portfolio is a series of the Trust, a business trust organized under the laws of the Commonwealth of Massachusetts and validly existing and in good standing under the laws of that jurisdiction.  The Trust is duly registered under the 1940 Act as an open-end, management investment company and all of the Acquiring Portfolio Shares sold have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

         (b)      The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.001 each, each outstanding share of which is fully paid, non-assessable, fully transferable and has full voting rights and currently issues shares of forty-one (41) series.  The Trust is authorized to issue an unlimited number of shares of beneficial interest of each series.  Acquiring Portfolio Shares to be issued pursuant to this Plan will be fully paid, non-assessable, freely transferable and have full voting rights.

         (c)      At the Closing, Acquiring Portfolio Shares will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the corresponding Acquired
Portfolio are presently eligible for offering to the public, and there are a sufficient number of
Acquiring Portfolio Shares registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

         (d)      The financial statements appearing in the Trust's Annual Report to Shareholders for the
fiscal year ended December 31, 1999, audited by Deloitte & Touche LLP, and its Semiannual Report to
Shareholders for the six months ended June 30, 2000, fairly present the financial position of each
Acquiring Portfolio as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

         (e)      The Trust has the necessary power and authority to conduct each Acquiring Portfolio's business as such business is now being conducted.

         (f)      The Trust on behalf of each Acquiring Portfolio is not a party to or obligated under any provision of the Trust's Amended and Restated Declaration of Trust or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (g)      Neither the Trust nor either of the Acquired Portfolios is under the jurisdiction of a court in Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

         (h)      Each Acquiring Portfolio has qualified as a regulated investment company under the Code since its inception and will continue to qualify at the Closing, and the consummation of the transactions contemplated by this Plan will not cause such Acquiring Portfolio to fail to satisfy the requirements of subchapter M of the Code.  Each Acquiring Portfolio also has satisfied the diversification requirements of
Section 817(h) of the Code since its inception and will continue to satisfy such requirements at the
Closing.

6.       Representations and Warranties by the Trust on behalf of the Portfolios.
         ------------------------------------------------------------------------

         The Trust makes the following representations and warranties about each of the Portfolios:
         (a)      The statement of assets and liabilities to be created by the Trust for each of the
Portfolios as of the Valuation Time for the purpose of determining the number of Acquiring Portfolio
Shares to be issued pursuant to Section 1 of this Plan will accurately reflect the Net Assets in the case of the Acquired Portfolios and the net assets in the case of the Acquiring Portfolios, and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (b)      At the Closing, the Portfolios will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in "(a)" above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

         (c)      Except as may be disclosed in the Trust's current effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against any of the Portfolios.

         (d)      There are no known actual or proposed deficiency assessments with respect to any taxes payable by any of the Portfolios.

         (e)      The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of the Trust's Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

         (f)      It anticipates that consummation of this Plan will not cause any of the Portfolios to fail to conform to the requirements of Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year or to conform to the requirements of Section 817(h) at the end of each tax quarter.

         (g)      The Trust has the necessary power and authority to conduct the business of the
Portfolios, as such business is now being conducted.

7.       Intentions of the Trust on behalf of the Portfolios.
         ----------------------------------------------------

         (a)      The Trust intends to operate each Portfolio's respective business as presently conducted between the date hereof and the Closing.

         (b)      The Trust intends that the Acquired Portfolios will not acquire the Acquiring Portfolio
Shares for the purpose of making distributions thereof to anyone other than the Acquired Portfolio's shareholders.

         (c)      The Trust on behalf of each Acquired Portfolio intends, if this Plan is consummated, to liquidate and dissolve each Acquired Portfolio.

         (d)      The Trust intends that, by the Closing, all of the Portfolios' Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all
Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

         (e)      At the Closing, the Trust on behalf of each Acquired Portfolio intends to have available a copy of the shareholder ledger accounts, certified by the Trust's transfer agent or its President to the best of its or his or her knowledge and belief, for all the shareholders of record of Acquired Portfolio
Shares as of the Valuation Time who are to become shareholders of the corresponding Acquiring Portfolio as a result of the transfer of assets that is the subject of this Plan.

         (f)      The Trust intends to mail to each shareholder of record of each Acquired Portfolio entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and
Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the
Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

         (g)      The Trust intends to file with the U.S. Securities and Exchange Commission a registration statement or statements on Form N-14 under the 1933 Act relating to the Acquiring Portfolio
Shares issuable hereunder ("Registration Statements"), and will use its best efforts to provide that the
Registration Statements become effective as promptly as practicable.  At the time a Registration Statement becomes effective, it will:  (i) comply in all material respects with the applicable provisions of the
1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time a Registration Statement becomes effective, at the time of the shareholders' meeting of the Acquired Portfolio, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Trust on behalf of the Portfolios.
         --------------------------------------------------------------------------

         The consummation of the Plan with respect to an Acquiring Portfolio and its corresponding
Acquired Portfolio shall be subject to the following conditions:

         (a)      That:  (i) all the representations and warranties contained herein concerning the relevant Portfolios shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) performance of all obligations required by this Plan to be performed by the Trust on behalf of the relevant Portfolios shall occur prior to the Closing; and (iii) the Trust shall execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

         (b)      That the form of this Plan shall have been adopted and approved by the appropriate action of the Board of Trustees of the Trust on behalf of the relevant Portfolios.

         (c)      That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act.  And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of a Portfolio or would prohibit the transactions contemplated hereby.

         (d)      That the Plan contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Portfolio at an annual or special meeting or any adjournment thereof.

         (e)      That a distribution or distributions shall have been declared for each relevant
Portfolio, prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to shareholders of each Portfolio (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Valuation Time and
(ii) any undistributed ordinary income and capital gain net income from any prior period.  Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

         (f)      That there shall be delivered to the Trust on behalf of each Acquired Portfolio an opinion from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to the Trust, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and in accordance with representations provided by the Trust in certificates delivered to such counsel:

                           (1)      The acquisition by each Acquiring Portfolio of substantially all the assets of the corresponding Acquired Portfolio, as provided for herein, in exchange for Acquiring
Portfolio Shares and the assumption by each such Acquiring Portfolio of certain of the corresponding
Acquired Portfolio's liabilities followed by the distribution by each such Acquired Portfolio to its respective holders of voting shares of the corresponding Acquired Portfolio in complete liquidation will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and each Portfolio will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

                           (2)      No gain or loss will be recognized by an Acquired Portfolio upon the transfer of substantially all of its assets to its corresponding Acquiring Portfolio in exchange solely for voting shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of certain of the Acquired Portfolio's liabilities (Sections 361(a) and 357(a) of the Code);

                           (3)      No gain or loss will be recognized by an Acquired Portfolio upon the distribution of voting shares of the corresponding Acquiring Portfolio to its shareholders pursuant to the liquidations of the Acquired Portfolio (in pursuance of the Plan) (Section 361(c)(1) of the Code);

                           (4)      No gain or loss will be recognized by an Acquiring Portfolio upon the receipt of substantially all of the assets of its corresponding Acquired Portfolio in exchange solely for voting shares of the Acquiring Portfolio (Section 1032(a) of the Code);

                           (5)      The basis of the assets of an Acquired Portfolio received by its corresponding Acquiring Portfolio will be the same as the basis of such assets to the Acquired Portfolio immediately prior to the exchange (Section 362(b) of the Code);

                           (6)      The holding period of the assets of an Acquired Portfolio received by its corresponding Acquiring Portfolio will include the period during which such assets were held by the
Acquired Portfolio (Section 1223(2) of the Code);

                           (7)      No gain or loss will be recognized by the shareholders of an Acquired
Portfolio upon the exchange of their shares in the Acquired Portfolio for voting shares of the corresponding Acquiring Portfolio (including fractional shares to which they may be entitled) (Section
354(a) of the Code);

                           (8)      The basis of the Acquiring Portfolio Shares received by the corresponding Acquired Portfolio's shareholders (including fractional shares to which they may be entitled) shall be the same as the basis of the Acquired Portfolio Shares exchanged therefor (Section
358(a)(1) of the Code);

                           (9)      The holding period of Acquiring Portfolio Shares received by the corresponding Acquired Portfolio's shareholders (including fractional shares to which they may be entitled) will include the holding period of the Acquired Portfolio's Shares surrendered in exchange therefor, provided that the Acquired Portfolio's Shares were held as a capital asset on the effective date of the Reorganization (Section 1223(1) of the Code); and

                           (10)     Each Acquiring Portfolio will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of the corresponding Acquired Portfolio described in Section 381 (c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations
thereunder.

         (g)      That there shall be delivered to the Trust on behalf of the Portfolios an opinion in form and substance satisfactory to it from Messrs. Stradley Ronon Stevens & Young, LLP, counsel to the
Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring Portfolio Shares to be issued pursuant to the terms of this
Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust, on behalf of the Acquiring
Portfolio;

                           (2)      All actions required to be taken by the Trust and/or Portfolios to authorize and effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of the Trust and the Portfolios;

                           (3)      Neither the execution, delivery nor performance of this Plan by the
Trust violates any provision of the Trust's Amended and Restated Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Trust is a party or by which the Portfolios are otherwise bound; this Plan is the legal, valid and binding obligation of the
Trust and each Portfolio and is enforceable against the Trust and/or each Portfolio in accordance with its terms; and

                           (4)      The Trust's registration statement of which the prospectus dated
October 23, 2000 relating to each Portfolio is a part (the "Prospectus") is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange
Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Plan, or at the
Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

         In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

         (h)      That the Trust's Registration Statement with respect to the Acquiring Portfolio Shares to be delivered to the corresponding Acquired Portfolio's shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at
Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

         (i)      That the Acquiring Portfolio Shares to be delivered hereunder shall be eligible for sale by the Acquiring Portfolio with each state commission or agency with which such eligibility is required in order to permit the Acquiring Portfolio Shares lawfully to be delivered to each shareholder of the corresponding Acquired Portfolio.

         (j)      That, at the Closing, there shall be transferred to each Acquiring Portfolio aggregate
Net Assets of the corresponding Acquired Portfolio comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of
Acquired Portfolio on the Closing Date.

9.       Expenses.
         ---------

         (a)      The Trust represents and warrants that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

         (b)      The expenses of entering into and carrying out the provisions of this Plan shall be borne by American Skandia Life Assurance Corporation or its affiliates.

10.      Termination; Postponement; Waiver; Order.
         -----------------------------------------

         (a)      Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time (whether before or after approval thereof by the shareholders of an
Acquired Portfolio) prior to the Closing or the Closing may be postponed by the Trust on behalf of a
Portfolio by resolution of the Board of Trustees, if circumstances develop that, in the opinion of the
Board, make proceeding with the Plan inadvisable.  The termination or abandonment of this Plan or the postponement of the Closing with respect to any Acquiring Portfolio and its corresponding Acquired
Portfolio shall not affect the performance of this Plan by the other Portfolios unless this Plan is terminated or abandoned or the closing is postponed with respect to those other Portfolios.

         (b)      If the transactions contemplated by this Plan have not been consummated by April 30,
2001, the Plan shall automatically terminate on that date, unless a later date is agreed to by the Trust on behalf of the relevant Portfolios.

         (c)      In the event of termination of this Plan with respect to an Acquiring Portfolio and its corresponding Acquired Portfolio pursuant to the provisions hereof, the same shall become void and have no further effect with respect to such Acquiring Portfolio or Acquired Portfolio, and neither the Fund, the
Acquiring Portfolio nor the Acquired Portfolio, nor the directors, officers, agents or shareholders shall have any liability in respect of this Plan.

         (d)      At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by the Trust's Board of
Trustees if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse affect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

         (e)      The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan of Reorganization, and neither the Trust nor any of its officers, directors, agents or shareholders nor the Portfolios nor any of their shareholders shall have any liability with respect to such representations or warranties after the Closing.  This provision shall not protect any officer, director, agent or shareholder of any of the Portfolios or the Trust against any liability to the entity for which that officer, director, agent or shareholder so acts or to any of the
Trust's shareholders to which that officer, director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust on behalf of the Portfolios to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Portfolios, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Portfolio Shares to be issued to the corresponding
Acquired Portfolio in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the corresponding Acquired Portfolio prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless the Trust on behalf of the Acquired Portfolio shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.
         ---------------------------

         This Plan embodies the entire plan of the Trust on behalf of the Portfolios and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for.  This Plan may be amended only by the Trust on behalf of a Portfolio in writing.  Neither this Plan nor any interest herein may be assigned without the prior written consent of the Trust on behalf of the Portfolio corresponding to the Portfolio making the assignment.

12.      Notices.
         --------

         Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Trust at One Corporate Drive, P.O. Box 883, Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         --------------

         This Plan shall be governed by and carried out in accordance  with the laws of the  Commonwealth of
Massachusetts.

         IN WITNESS WHEREOF, American Skandia Trust, on behalf of the AST MFS Growth Portfolio, AST Alger
All-Cap Growth Portfolio, AST Alger Growth Portfolio and AST Alger Mid-Cap Growth Portfolio, has executed this Plan by its duly authorized officer, all as of the date and year first-above written.

                                                              AMERICAN SKANDIA TRUST
                                                              on behalf of
                                                              AST MFS Growth Portfolio,
                                                              AST Alger All-Cap Growth Portfolio,
                                                              AST Alger Growth Portfolio, and
                                                              AST Alger Mid-Cap Growth Portfolio.

Attest:                                                       By:

----------------------------------                            ------------------------------------

                                                 EXHIBIT B

                                     Prospectus dated October 23, 2000

         The Prospectus for the AST Alger All-Cap Growth Portfolio and the AST Alger Mid-Cap Growth
Portfolio of American Skandia Trust dated October 23, 2000, is part of this Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders.  The above-referenced prospectus follows.

PROSPECTUS                                                                                        October  23, 2000

                                              AMERICAN SKANDIA TRUST
                                  One Corporate Drive, Shelton, Connecticut 06484
-------------------------------------------------------------------------------------------------------------------
American  Skandia Trust (the "Trust") is an investment  company made up of 41 separate  portfolios  ("Portfolios"), two of which are offered through this Prospectus:

AST Alger Mid-Cap Growth Portfolio
AST Alger All-Cap Growth Portfolio

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY THE  SECURITIES  AND EXCHANGE  COMMISSION NOR HAS THE
COMMISSION  PASSED UPON THE  ACCURACY  OR ADEQUACY OF THIS  PROSPECTUS.  ANY  REPRESENTATION  TO THE  CONTRARY IS A
CRIMINAL OFFENSE.

The Trust is an investment  vehicle for life insurance  companies  ("Participating  Insurance  Companies")  writing variable  annuity  contracts and variable life  insurance  policies.  Shares of the Trust may also be sold directly to certain  tax-deferred  retirement  plans.  Each variable  annuity  contract and variable life  insurance  policy involves fees and expenses not described in this  Prospectus.  Please read the Prospectus for the variable  annuity contract and variable life insurance  policy for information  regarding the contract or policy,  including its fees and expenses.

                                                 TABLE OF CONTENTS

Caption                                                                                                        Page

                                                Risk/Return Summary

         American   Skandia   Trust  (the   "Trust")  is  comprised  of  forty-one   investment   portfolios   (the
"Portfolios").  The  Portfolios  are designed to provide a wide range of  investment  options.  Each  Portfolio has its own  investment  goal and style  (and,  as a  result,  its own level of  risk).  Some of the  Portfolios  offer potential for high returns with  correspondingly  higher risk,  while others offer stable  returns with  relatively less  risk.  It is  possible  to lose  money  when  investing  even in the  most  conservative  of the  Portfolios.
Investments  in the  Portfolios  are not bank  deposits and are not insured or  guaranteed  by the Federal  Deposit
Insurance Corporation or any other government agency.

         It is not  possible  to  provide an exact  measure  of the risk to which a  Portfolio  is  subject,  and a
Portfolio's  risk will vary  based on the  securities  that it holds at a given  time.  Nonetheless,  based on each
Portfolio's  investment  style and the risks  typically  associated  with that style, it is possible to assess in a general  manner  the  risks  to  which a  Portfolio  will be  subject.  The  following  discussion  highlights  the investment  strategies  and risks of each  Portfolio.  Additional  information  about  each  Portfolio's  potential investments and its risks is included in this Prospectus under "Investment Objectives and Policies."

Capital Growth Portfolios:

Portfolio:                    Investment Goal:               Primary Investments:

Alger Mid-Cap Growth          Long-term capital growth       The Portfolio invests primarily in the equity securities of medium-sized companies.

Alger All-Cap Growth          Long-term capital growth       The Portfolio invests primarily in common and preferred
                                                             stocks.

Principal Investment Strategies:

The AST Alger  Mid-Cap  Growth  Portfolio  invests  primarily  in equity  securities,  such as common or  preferred stocks,  that are listed on U.S.  exchanges or in the  over-the-counter  market. The Portfolio invests primarily in growth stocks.  The Sub-advisor believes that these stocks are those of two types of companies:

o        High Unit Volume Growth  Companies.  These are vital creative  companies that offer goods or services to a rapidly  expanding  marketplace.  They include both  established and emerging firms,  offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.
o        Positive Life Cycle Change  Companies.  These are companies  experiencing  a major change that is expected
     to  produce  advantageous  results.   These  changes  may  be  as  varied  as  new  management,   products  or
     technologies, restructurings or reorganizations, or mergers and acquisitions.

The Portfolio  focuses on midsize companies with promising  potential.  Under normal  circumstances,  the Portfolio invests  primarily  in the  equity  securities  of  companies  having a market  capitalization  within the range of companies in the S&P(R)MidCap 400 Index.

The AST Alger  All-Cap  Growth  Portfolio  invests  primarily  in equity  securities,  such as common or  preferred stocks,  that are listed on U.S.  exchanges or in the  over-the-counter  market.  The  Portfolio  may invest in the equity  securities of companies of all sizes, and may emphasize either larger or smaller  companies at a given time based on the Sub-advisor's assessment of particular companies and market conditions.

The Portfolio  invests  primarily in growth  stocks.  The  Sub-advisor  believes that these stocks are those of two types of companies:

o        High Unit Volume Growth  Companies.  Vital  creative  companies  that offer goods or services to a rapidly expanding  marketplace.  They include both established and emerging firms,  offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

o        Positive Life Cycle Change  Companies.  Companies  experiencing a major change that is expected to produce advantageous  results.  These  changes  may  be  as  varied  as  new  management,  products  or  technologies, restructurings or reorganizations, or mergers and acquisitions.

Principal Risks:

o        All of the capital growth  portfolios are equity funds,  and the primary risk of each is that the value of the stocks they hold will  decline.  Stocks can decline for many  reasons,  including  reasons  related to the particular  company,  the industry of which it is a part, or the securities markets generally.  These declines can be substantial.

o        The risk to which the capital growth  portfolios are subject  depends in part on the size of the companies in which the  particular  portfolio  invests.  Securities  of  smaller  companies  tend to be  subject to more abrupt and erratic  price  movements  than  securities  of larger  companies,  in part  because  they may have limited product lines,  markets,  or financial  resources.  Market  capitalization,  which is the total market value of a company's  outstanding  stock, is often used to classify  companies based on size.  Therefore,  the
     AST Alger Mid-Cap  Growth  Portfolio can be expected to be subject to somewhat less risk than a fund investing primarily  in  small-cap  companies,  but more  than  that of many  funds  investing  primarily  in  large-cap companies.  The AST Alger  All-Cap  Growth  Portfolio  may invest in equity  securities  of companies  without regard to capitalization, and may include large and small companies at the same time.

o        The AST Alger Mid-Cap  Growth  Portfolio  and the AST Alger  All-Cap  Growth  Portfolio  generally  take a growth  approach  to  investing  rather  than a value  approach.  Value  stocks are  believed to be selling at prices lower than what they are actually  worth,  while growth stocks are those of companies that are expected to grow at above-average  rates. A portfolio  investing  primarily in growth stocks will tend to be subject to more risk than a value fund, although this will not always be the case.

Past Performance

         No performance information is included for the AST Alger Mid-Cap Growth Portfolio or the AST Alger
All-Cap Growth Portfolio because these Portfolios commenced operations after January, 1999.

FEES AND EXPENSES OF THE  PORTFOLIOS:  The table below  describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.  Unless  otherwise  indicated,  the expenses shown below are for the year ending
December 31, 1999.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases                                                 NONE*
Maximum Deferred Sales Charge (Load)                                                             NONE*
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                      NONE*
Redemption Fees                                                                                  NONE*
Exchange Fee                                                                                     NONE*

* Because shares of the Portfolios may be purchased  through  variable  insurance  products,  the prospectus of the relevant  product  should be carefully  reviewed  for  information  on the charges and expenses of those  products.
This table does not reflect any such charges.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Portfolio assets, in %):

                                     Management    Estimated    Other         Total Annual     Fee Waivers    Net Annual
                                     Fees          Distribution Expenses      Portfolio       and Expense     Fund
                                                  and                         Operating       Reimbursement(4)Operating
Portfolio:                                        Service                     Expenses                        Expenses
                                                  (12b-1)
                                                  Fees(3)
------------------------------------ ------------ ------------- ------------- --------------- --------------- ---------------
AST Alger Mid-Cap Growth(1)              0.80         0.00           0.23          1.03            0.18            0.85
AST Alger All-Cap Growth(2)              0.95         0.00           0.28          1.23            N/A             1.23

(1)  This Portfolio commenced operations in October 2000.  "Other Expenses" and "Estimated Distribution and
Service Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2000.
(2)  This Portfolio commenced operations in January 2000.  "Other Expenses" and "Estimated Distribution and
Service Fees" shown are based on actual amounts for the semi-annual period ended June 30, 2000.
(3) As discussed  below under  "Management  of the Trust - Fees and Expenses,  the Trustees  adopted a Distribution
Plan (the  "Distribution  Plan")  under Rule 12b-1 to permit an  affiliate  of the  Trust's  Investment  Manager to receive brokerage  commissions in connection with purchases and sales of securities held by the Portfolios,  and to use these  commissions to promote the sale of shares of the  Portfolio.  While the brokerage  commission  rates and amounts paid by the various  Portfolios  are not  expected to increase as a result of the  Distribution  Plan,  the staff of the  Securities  and Exchange  Commission  recently takes the position that  commission  amounts  received under the  Distribution  Plan should be reflected  as  distribution  expenses of the Funds.  The  Distribution  Fee estimates are derived and annualized  from data regarding  commission  amounts  directed to the affiliate under the
Distribution  Plan from such Plan's  commencement  of  operations  for each  Portfolio  (in late July through early
August 1999) until December 31, 1999.  Actual  commission  amounts directed under the  Distribution  Plan will vary and the amounts directed during the first full fiscal year of the Plan's operations may differ  substantially  from the annualized amounts listed in the above chart.
(4) The Investment  Manager has agreed to reimburse  and/or waive fees for certain  Portfolios until at least April
30, 2001. The caption "Total Annual Fund Operating  Expenses"  reflects the  Portfolios'  fees and expenses  before such waivers and  reimbursements,  while the caption "Net Annual Fund  Operating  Expenses"  reflects the effect of such waivers and reimbursements.

EXPENSE EXAMPLES:

         This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated.  The Example also assumes that your investment has a 5% return each year, that the Portfolios' total operating expenses remain the same, and that any expense waivers and reimbursements remain in effect only for the periods during which they are binding.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                After:
Portfolio:                                           1 yr.             3 yrs.           5 yrs.            10 yrs.

AST Alger Mid-Cap Growth                             87                271              N/A               N/A
AST Alger All-Cap Growth                             125               390              676               1,489

INVESTMENT OBJECTIVES AND POLICIES:

         The  investment  objective,  policies and  limitations  for each of the  Portfolios  are described  below.
While certain policies apply to all Portfolios,  generally each Portfolio has a different  investment objective and investment  focus. As a result,  the risks,  opportunities  and returns of investing in each Portfolio will differ.
The  investment  objectives  and  policies of the  Portfolios  generally  are not  fundamental  policies and may be changed by the Trustees without shareholder approval.

         There  can be no  assurance  that the  investment  objective  of any  Portfolio  will be  achieved.  Risks relating to certain types of securities  and  instruments  in which the Portfolios may invest are described in this
Prospectus under "Certain Risk Factors and Investment Methods."

         If  approved  by the  Trustees,  the Trust  may add more  Portfolios  and may cease to offer any  existing
Portfolios in the future.

AST ALGER MID-CAP GROWTH PORTFOLIO:

Investment Objective:  The investment objective of the Portfolio is to seek long-term capital growth.

Principal Investment Policies and Risks:

         The  Portfolio  invests  primarily  in equity  securities,  such as common or preferred  stocks,  that are listed on U.S. exchanges or in the over-the-counter market.

         The Portfolio  invests  primarily in growth stocks.  The Sub-advisor  believes that these stocks are those of two types of companies:

o        High Unit Volume Growth  Companies.  These are vital,  creative  companies that offer goods or services to a rapidly expanding  marketplace.  They include both established and emerging firms,  offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

o        Positive Life Cycle Change  Companies.  These are companies  experiencing  a major change that is expected
     to  produce  advantageous  results.   These  changes  may  be  as  varied  as  new  management,   products  or
     technologies, restructurings or reorganizations, or mergers and acquisitions.

         The Portfolio  focuses on midsize  companies with promising  potential.  Under normal  circumstances,  the
Portfolio invests primarily in the equity securities of companies having a market  capitalization  within the range of  companies  in the S&P(R)MidCap  400 Index.  The  Portfolio  may invest up to 35% of its total  assets in equity security  of  companies  that,  at the time of  purchase,  have total  market  capitalization  outside the range of companies in the S&P MidCap 400 Index and in excess of 35% (up to 100% of its assets)  during  temporary  defensive periods.

         As with any fund  investing  primarily  in  equity  securities,  the value of the  securities  held by the
Portfolio may decline.  These declines can be  substantial.  In addition,  the growth stocks in which the Portfolio invests  primarily  tend to fluctuate in price more than other types of stocks.  Prices of growth stocks tend to be higher in relation to their  companies'  earnings,  and may be more  sensitive  to market,  political  and economic developments than other stocks.

         Because  the  Portfolio  invests  primarily  in the  securities  of  medium-sized  companies,  there  is a possibility  of greater risk than a fund that invests in larger,  more  established  companies.  Increased risk may result from such factors as inexperienced management and limited financial resources.

Other Investments:

         Foreign  Securities.  The  Portfolio  may invest up to 20% of the value of its total  assets,  measured at the time of investment,  in equity and debt  securities  that are  denominated in foreign  currencies.  There is no limitation on the  percentage  of the  Portfolio's  assets that may be invested in securities of foreign  companies that are denominated in U.S.  dollars.  In addition,  the Portfolio may enter into foreign  currency  transactions, including  forward  foreign  currency  contracts and options on foreign  currencies,  to manage  currency risks, to facilitate  transactions in foreign  securities,  and to repatriate dividend or interest income received in foreign currencies.

         Short sales "against the box."  The Portfolio may from time to time makes short sales "against the box."

         A discussion  of these  investments  and their risks is included in this  Prospectus  under  "Certain Risk
Factors and Investment Methods."

         Temporary  Investments.  The  Portfolio  may  invest up to 100% of its assets in cash,  commercial  paper, high-grade  bonds or cash  equivalents for temporary  defensive  reasons if the  Sub-advisor  believes that adverse market or other  conditions  warrant.  This is to attempt to protect the  Portfolio  from a temporary  unacceptable risk of loss. However,  while the Portfolio is in a defensive  position,  the opportunity to achieve its investment objective of long-term capital growth will be limited.

AST ALGER ALL-CAP GROWTH PORTFOLIO:

Investment Objective: The investment objective of the Portfolio is to seek long-term capital growth.

Principal Investment Policies and Risks:

         The  Portfolio  invests  primarily  in equity  securities,  such as common or preferred  stocks,  that are listed on U.S.  exchanges or in the  over-the-counter  market. The Portfolio may invest in the equity securities of companies  of all  sizes,  and may  emphasize  either  larger or  smaller  companies  at a given  time based on the
Sub-advisor's assessment of particular companies and market conditions.

         The Portfolio  invests  primarily in growth stocks.  The Sub-advisor  believes that these stocks are those of two types of companies:

         High Unit Volume Growth  Companies.  These are vital,  creative  companies that offer goods or services to a rapidly  expanding  marketplace.  They include both  established  and  emerging  firms,  offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

         Positive Life Cycle Change  Companies.  These are companies  experiencing  a major change that is expected to produce  advantageous  results.  These  changes may be as varied as new  management,  products or  technologies, restructurings or reorganizations, or mergers and acquisitions.

         As with any fund  investing  primarily  in  equity  securities,  the value of the  securities  held by the
Portfolio may decline.  These declines can be  substantial.  In addition,  the growth stocks in which the Portfolio invests  primarily  tend to fluctuate in price more than other types of stocks.  Prices of growth stocks tend to be higher in relation to their  companies'  earnings,  and may be more  sensitive  to market,  political  and economic developments  than other stocks.  The  Portfolio's  level of risk will vary based upon the size of the companies it invests in at a given time. To the extent that the Portfolio  emphasizes  small-cap  stocks,  it will be subject to a level of risk higher than a fund investing primarily in more conservative "large-cap" stocks.

Other Investments:

         In  addition  to  investing  in common and  preferred  stocks,  the  Portfolio  may  invest in  securities convertible into or exchangeable for equity  securities,  including  warrants and rights.  The Portfolio may invest up to 20% of its  total  assets  in  foreign  securities.  (American  Depositary  Receipts  or  other  U.S.  dollar denominated securities of foreign issuers are not subject to the 20% limitation.)

         The Fund may purchase  put and call  options and write  (sell) put and covered call options on  securities and  securities  indices to increase gain or to hedge against the risk of  unfavorable  price  movements.  However, the  Sub-advisor  does not  currently  intend  to rely on  these  option  strategies  extensively,  if at all.  The
Portfolio may purchase and sell stock index futures  contracts  and options on stock index futures  contracts.  The
Portfolio may sell securities "short against the box."

         An additional  discussion  of these types of  investments  and their risks is included in this  Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  The  Portfolio  may  invest up to 100% of its assets in cash,  commercial  paper, high-grade  bonds or cash  equivalents for temporary  defensive  reasons if the  Sub-advisor  believes that adverse market or other  conditions  warrant.  This is to attempt to protect the  Portfolio  from a temporary  unacceptable risk of loss. However,  while the Portfolio is in a defensive  position,  the opportunity to achieve its investment objective of long-term capital growth will be limited.

PORTFOLIO TURNOVER:

         Each  Portfolio  may sell its portfolio  securities,  regardless of the length of time that they have been held,  if the  Sub-advisor  and/or the  Investment  Manager  determines  that it would be in the  Portfolio's  best interest to do so. It may be  appropriate to buy or sell portfolio  securities  due to economic,  market,  or other factors that are not within the Sub-advisor's or Investment  Manager's  control.  Such transactions will increase a
Fund's  "portfolio  turnover." A 100%  portfolio  turnover rate would occur if all of the securities in a portfolio of investments were replaced during a given period.

         Although  turnover rates may vary  substantially  from year to year, it is anticipated  that the following
Portfolio may regularly have annual rates of turnover exceeding 100%:

         AST Alger Mid-Cap Growth Portfolio

         A high rate of portfolio  turnover  involves  correspondingly  higher  brokerage  commission  expenses and other transaction costs, which are borne by a Portfolio and will reduce its performance.

NET ASSET VALUE:

         The net asset value per share  ("NAV") of each  Portfolio  is  determined  as of the close of the New York
Stock  Exchange  (the "NYSE")  (normally  4:00 p.m.  Eastern  Time) on each day that the NYSE is open for business.
NAV is determined  by dividing the value of a Portfolio's  total  assets,  less any  liabilities,  by the number of total shares of that  Portfolio  outstanding.  In general,  the assets of each Portfolio are valued on the basis of market  quotations.  However,  in certain  circumstances  where market  quotations are not readily available or are believed  to be  inaccurate,  assets are valued by methods  that are  believed  to  accurately  reflect  their fair value.  Because NAV is calculated and purchases may be made only on business days,  and because  securities  traded on foreign  exchanges  may trade on other  days,  the value of a  Portfolio's  investments  may change on days when shares cannot be purchased or redeemed.

PURCHASE AND REDEMPTION OF SHARES:

         Purchases of shares of the Portfolios  may be made only by separate  accounts of  Participating  Insurance
Companies  for the purpose of investing  assets  attributable  to variable  annuity  contracts  and  variable  life insurance  policies  ("contractholders"),  or by  qualified  plans.  The  separate  accounts  of the  Participating
Insurance  Companies  place orders to purchase and redeem  shares of the Trust based on,  among other  things,  the amount of premium  payments to be invested  and the amount of  surrender  and  transfer  requests to be effected on that day under the variable  annuity  contracts and variable life insurance  policies.  Orders are effected on days on which the NYSE is open for  trading.  Orders  received  before 4:00 P.M.  Eastern  time are  effected at the NAV determined  as of 4:00 P.M.  Eastern  Time on that same day.  Orders  received  after  4:00 P.M.  Eastern  Time are effected at the NAV  calculated  the next  business  day.  Payment for  redemptions  will be made within seven days after the  request is  received.  The Trust does not assess any fees,  either  when it sells or when it redeems its securities.  However,  surrender  charges,  mortality  and expense  risk fees and other  charges may be assessed by
Participating  Insurance  Companies  under the variable  annuity  contracts or variable  life  insurance  policies.
Please refer to the  prospectuses for the variable annuity  contracts and variable  insurance  policies for further information on these fees.

         As of the date of this  Prospectus,  American  Skandia Life  Assurance  Corporation  ("ASLAC")  and Kemper
Investors  Life  Insurance  Company  are the only  Participating  Insurance  Companies.  The  profit  sharing  plan covering  employees of ASLAC and its  affiliates,  which is a retirement plan qualified under Section 401(a) of the
Internal  Revenue  Code of 1986,  as amended,  also may  directly  own shares of the Trust.  Certain  conflicts  of interest may arise as a result of investment in the Trust by various  insurance  companies for the benefit of their contractholders  and by various  qualified  plans.  These  conflicts  could arise because of differences in the tax treatment  of the  various  investors,  because of  actions of the  Participating  Insurance  Companies  and/or the
qualified  plans,  or other reasons.  The Trust does not currently  expect that any material  conflicts of interest will arise.  Nevertheless,  the Trustees intend to monitor events in order to identify any material  irreconcilable conflicts  and to  determine  what  action,  if any,  should be taken in  response  to such  conflicts.  Should any conflict  arise  that  would  require  a  substantial  amount of assets to be  withdrawn  from the  Trust,  orderly portfolio management could be disrupted.

MANAGEMENT OF THE TRUST:

Investment Manager:  American Skandia Investment Services,  Incorporated  ("ASISI"),  One Corporate Drive, Shelton,
Connecticut,  acts as  Investment  Manager to the Trust.  ASISI has served as Investment  Manager  since 1992,  and currently serves as Investment  Manager to a total of 66 investment  company  portfolios  (including the Portfolios of the Trust).  ASISI is an  indirect  wholly-owned  subsidiary  of Skandia  Insurance  Company  Ltd.  ("Skandia").
Skandia  is a Swedish  company  that  owns,  directly  or  indirectly,  a number  of  insurance  companies  in many countries.  The predecessor to Skandia commenced operations in 1855.

         The Trust's Investment Management  Agreements with ASISI (the "Management  Agreements") provide that ASISI will  furnish  each  applicable  Portfolio  with  investment  advice  and  administrative  services  subject to the supervision of the Board of Trustees and in conformity  with the stated policies of the applicable  Portfolio.  The
Investment  Manager has engaged a Sub-advisor to conduct the investment  programs of each Portfolio,  including the purchase,  retention and sale of portfolio  securities.  The Investment  Manager is responsible  for monitoring the activities of the Sub-advisor and reporting on such  activities to the Trustees.  The Investment  Manager must also provide,  or  obtain  and  supervise,  the  executive,  administrative,  accounting,  custody,  transfer  agent and shareholder servicing services that are deemed advisable by the Trustees.

         The Trust has obtained an  exemption  from the  Securities  and Exchange  Commission  that permits  ASISI, subject to  approval by the Board of Trustees of the Trust,  to change  sub-advisors  for a Portfolio  and to enter into new sub-advisory  agreements,  without obtaining  shareholder  approval of the changes.  This exemption (which is similar to  exemptions  granted to other  investment  companies  that are  organized in a similar  manner as the
Trust) is intended to facilitate  the efficient  supervision  and management of the  sub-advisors  by ASISI and the
Trustees.

Sub-advisor:

         Fred Alger  Management,  Inc.  ("Alger"),  One World Trade Center,  Suite 9333,  New York, New York 10048,
serves as  Sub-advisor  for the AST Alger Mid-Cap  Growth  Portfolio and the AST Alger  All-Cap  Growth  Portfolio.
Alger has been an  investment  advisor  since 1964,  and as of June 30, 2000  managed  mutual fund and other assets totaling approximately $21.2 billion.

         The portfolio  managers  responsible  for the  management of the AST Alger Mid-Cap  Growth are David Alger and Ron Tartaro.  Both have managed these Portfolios  since their  inception.  Mr. Alger has been employed by Alger since 1971 and served as  Executive  Vice  President  and  Director of Research  prior to being named  President in
1995.  Mr.  Tartaro has been employed by Alger since 1990 as a senior  research  analyst until 1995 and as a Senior
Vice President since 1995.

         The portfolio  managers  responsible  for the  management of the AST Alger  All-Cap  Growth  Portfolio are
David Alger and Seilai  Khoo.  Mr. Alger has managed the  Portfolio  since its  inception,  while Ms. Khoo has been managing the  Portfolio  since June 2000.  Mr. Alger has been  employed by Alger since 1971 and served as Executive
Vice  President  and Director of Research  prior to being named  President in 1995.  Ms. Khoo has been  employed by
Alger since 1989, and has been a Senior Vice President and Portfolio Manager since 1995.

Fees and Expenses:

         Investment  Management  Fees.  ASISI  receives a fee,  payable  each  month,  for the  performance  of its services.  ASISI pays each  Sub-advisor a portion of such fee for the performance of the  Sub-advisory  services at no additional  cost to any  Portfolio.  The Investment  Management  fee for each Portfolio will differ,  reflecting the differing  objectives,  policies and restrictions of each Portfolio.  Each Portfolio's fee is accrued daily for the purposes of determining the sale and redemption price of the Portfolio's shares.

         The investment  management fee rate for the AST Alger Mid-Cap  Growth  Portfolio,  which had not commenced operations prior to the date of this  Prospectus,  is an annual rate of .80% of the average daily net assets of the
Portfolio.  The  investment  management  fee rate for the AST  Alger  All-Cap  Growth  Portfolio,  which  commenced operations in January 2000, is an annual rate of .95% of the average daily net assets of the Portfolio.
         For more information about investment  management fees,  including voluntary fee waivers and the fee rates applicable at various asset levels,  and the fees payable by ASISI to the  Sub-advisor,  please see the Trust's SAI under "Investment Advisory and Other Services."

         Other  Expenses.  In  addition  to  Investment  Management  fees,  each  Portfolio  pays  other  expenses, including  costs incurred in connection  with the  maintenance of its  securities law  registrations,  printing and mailing  prospectuses  and  statements of additional  information  to  shareholders,  certain  office and financial accounting  services,  taxes or  governmental  fees,  brokerage  commissions,  custodial,  transfer and shareholder servicing  agent  costs,  expenses of outside  counsel and  independent  accountants,  preparation  of  shareholder reports  and  expenses  of  trustee  and  shareholder  meetings.  The  Trust may also pay  Participating  Insurance
Companies for printing and delivery of certain documents  (including  prospectuses,  semi-annual and annual reports and any proxy  materials)  to holders of variable  annuity  contracts and variable life  insurance  policies  whose assets are invested in the Trust.  Expenses not directly  attributable to any specific  Portfolio or Portfolios are allocated on the basis of the net assets of the Portfolios.

         Distribution  Plan. The Trust has adopted a Distribution Plan (the  "Distribution  Plan") under Rule 12b-1 under the Investment  Company Act of 1940 to permit  American  Skandia  Marketing,  Inc.  ("ASM"),  an affiliate of
ASISI,  to  receive  brokerage  commissions  in  connection  with  purchases  and sales of  securities  held by the
Portfolios,  and to use these  commissions to promote the sale of shares of the Portfolios.  Under the Distribution
Plan,  transactions  for the purchase and sale of securities for a Portfolio may be directed to certain brokers for execution  ("clearing  brokers")  who  have  agreed  to pay part of the  brokerage  commissions  received  on these transactions  to ASM for  "introducing"  transactions to the clearing  broker.  In turn, ASM will use the brokerage commissions received as an introducing broker to pay various  distribution-related  expenses,  such as advertising, printing of sales  materials,  and  payments to dealers.  No Portfolio  will pay any new fees or charges  resulting from the  Distribution  Plan, nor is it expected that the brokerage  commissions  paid by a Portfolio will increase as the result of implementation of the Distribution Plan.

TAX MATTERS:

         Each  Portfolio  intends  to  distribute  substantially  all its net  investment  income.  Dividends  from investment  income are  expected to be declared  and  distributed  annually  although the Trustees of the Trust may decide to declare  dividends at other  intervals.  Similarly,  any net realized long- and short-term  capital gains of each  Portfolio  will be declared and  distributed  at least  annually  either  during or after the close of the
Portfolio's  fiscal  year.  Distributions  will be made  to the  various  separate  accounts  of the  Participating
Insurance  Companies  and  to  qualified  plans  (not  to  holders  of  variable  insurance  contracts  or to  plan participants)  in the form of additional  shares (not in cash).  The result is that the  investment  performance of the  Portfolios,  either in the form of dividends or capital gains,  will be reflected in the value of the variable contracts or the qualified plans.

         Holders  of  variable  annuity   contracts  or  variable  life  insurance   policies  should  consult  the
prospectuses of their  respective  contracts or policies for information on the federal income tax  consequences to such holders,  and plan  participants  should consult any applicable  plan documents for information on the federal income  tax  consequences  to  such  participants.  In  addition,  variable  contract  owners  and  qualified  plan participants  may wish to consult  with their own tax advisors as to the tax  consequences  of  investments  in the
Trust, including the application of state and local taxes.

                                   This page has been intentionally left blank.

FINANCIAL  HIGHLIGHTS:   The  financial  highlights  table  is  intended  to  help  you  understand  the  financial performance  for the AST  Alger  All-Cap  Growth  Portfolio  since  its  inception.  Certain  information  reflects financial  results  for a single  Portfolio  share.  The  total  returns  in the table  represent  the rate that an investor  would have earned or lost in the  Portfolio.  Except for the financial  information  for the period ended
June 30,  2000,  which is  unaudited,  the  information  has been  audited by  Deloitte & Touche  LLP,  the Trust's independent  auditors.  The report of the independent  auditors,  along with the Portfolio's  financial statements, are included in the annual reports of the separate  accounts  funding the variable  annuity  contracts and variable life  insurance  policies,  which are available  without  charge upon request to the Trust at One Corporate  Drive,
Shelton,  Connecticut  or by calling  (800)  752-6342.  No  financial  information  is  included  for the AST Alger
Mid-Cap Growth Portfolio, which had not commenced operations prior to October 23, 2000.

                                                  INCREASE (DECREASE) FROM
                                                           INVESTMENT OPERATIONS                            LESS DISTRIBUTIONS

                               NET ASSET       NET                                                                      NET ASSET
                                VALUE      INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET   FROM NET                   VALUE
                   PERIOD      BEGINNING     INCOME    & UNREALIZED    INVESTMENT   INVESTMENT  REALIZED   TOTAL            END
PORTFOLIO          ENDED        OF PERIOD      (LOSS)     GAIN (LOSS)   OPERATIONS   INCOME      GAINS DISTRIBUTIONS     OF PERIOD

AST Alger All-Cap       06/30/00**(2)$10.00$       --     $(1.23)        $(1.23)$       --    $       --   $      --        $8.77
Growth

-------------------------------------------------------------------------------------------------------------------

(1) Annualized.
(2) Commenced operations on December 31, 1999.
** Unaudited.

                                                                            RATIOS OF EXPENSES
           SUPPLEMENTAL DATA                                                  TO AVERAGE NET ASSETS*

                                                                 AFTER ADVISORY       BEFORE ADVISORY             RATIO OF NET
                NET ASSETS AT            PORTFOLIO                 FEE WAIVER           FEE WAIVER             INVESTMENT INCOME
TOTAL           END OF PERIOD            TURNOVER                  AND EXPENSE          AND EXPENSE           (LOSS) TO AVERAGE
RETURN             (IN 000'S)              RATE                  REIMBURSEMENT         REIMBURSEMENT              NET ASSETS

(12.30%)          $238,798                   53%                      1.23%(1)             1.23%(1)                0.00%(1)

-------------------------------------------------------------------------------------------------------------------

CERTAIN RISK FACTORS AND INVESTMENT METHODS:

         The following is a description  of certain  securities  and  investment  methods that the  Portfolios  may invest in or use, and certain of the risks  associated  with such  securities and investment  methods.  The primary investment  focus of each Portfolio is described  above under  "Investment  Objective and Policies" and an investor should  refer to that  section to obtain  information  about  each  Portfolio.  In  general,  whether a  particular
Portfolio  may invest in a specific  type of  security or use an  investment  method is  described  above or in the
Company's  SAI under  "Investment  Programs  of the  Funds." As noted  below,  however,  certain  risk  factors and investment methods apply to all or most of the Portfolios.

DERIVATIVE INSTRUMENTS:

         To the extent permitted by the investment  objectives and policies of a Portfolio,  a Portfolio may invest in securities and other  instruments  that are commonly  referred to as  "derivatives."  For instance,  a Portfolio may  purchase  and write  (sell) call and put options on  securities,  securities  indices and foreign  currencies, enter into futures contracts and use options on futures  contracts,  and enter into swap agreements with respect to foreign currencies,  interest rates, and securities indices. In general,  derivative  instruments are securities or other instruments whose value is derived from or related to the value of some other instrument or asset.

         There  are  many  types  of  derivatives  and  many  different  ways to use  them.  Some  derivatives  and derivative  strategies  involve  very little risk,  while  others can be extremely  risky and can lead to losses in excess of the amount  invested in the  derivative.  A Portfolio may use  derivatives  to hedge  against  changes in interest rates,  foreign currency exchange rates or securities  prices, to generate income, as a low cost method of gaining exposure to a particular  securities  market without investing  directly in those securities,  or for other reasons.

         The use of these strategies  involves  certain special risks,  including the risk that the price movements of derivative  instruments  will not correspond  exactly with those of the investments from which they are derived.
In addition,  strategies  involving  derivative  instruments  that are intended to reduce the risk of loss can also reduce the  opportunity  for gain.  Furthermore,  regulatory  requirements  for a Portfolio  to set aside assets to meet its  obligations  with  respect to  derivatives  may result in a  Portfolio  being  unable to purchase or sell securities  when it would  otherwise  be  favorable  to do so, or in a Portfolio  needing to sell  securities  at a disadvantageous  time. A Portfolio may also be unable to close out its  derivatives  positions when desired.  There is no assurance that a Portfolio will engage in derivative  transactions.  Certain derivative  instruments and some of their risks are described in more detail below.

         Options.  Most of the  Portfolios  may  purchase  or  write  (sell)  call or put  options  on  securities, financial  indices or  currencies.  The  purchaser  of an option on a security  or  currency  obtains  the right to purchase  (in the case of a call  option) or sell (in the case of a put  option)  the  security  or  currency  at a specified  price  within a limited  period of time.  Upon  exercise by the  purchaser,  the writer  (seller) of the option  has the  obligation  to buy or  sell  the  underlying  security  at the  exercise  price.  An  option  on a securities  index is similar to an option on an individual  security,  except that the value of the option  depends on the value of the securities comprising the index, and all settlements are made in cash.

         A  Portfolio  will pay a premium to the party  writing the option when it  purchases  an option.  In order for a call option  purchased by a Portfolio to be  profitable,  the market price of the  underlying  security  must rise sufficiently  above the exercise price to cover the premium and other transaction costs.  Similarly,  in order for a put option to be profitable,  the market price of the  underlying  security must decline  sufficiently  below the exercise price to cover the premium and other transaction costs.

         Generally,  the  Portfolios  will write call  options  only if they are covered  (i.e.,  the Fund owns the security  subject  to the  option or has the right to  acquire  it  without  additional  cost).  By  writing a call option,  a Portfolio  assumes  the risk that it may be  required  to deliver a security  for a price lower than its market  value at the time the option is  exercised.  Effectively,  a Portfolio  that  writes a covered  call option gives up the  opportunity  for gain above the exercise  price should the market  price of the  underlying  security increase,  but retains the risk of loss  should the price of the  underlying  security  decline.  A Portfolio  will write call options in order to obtain a return from the premiums  received and will retain the premiums  whether or not the  options  are  exercised,  which  will  help  offset  a  decline  in the  market  value  of the  underlying securities.  A Portfolio  that writes a put option  likewise  receives a premium,  but assumes the risk that it may be required to purchase the underlying security at a price in excess of its current market value.

         A  Portfolio  may sell an option that it has  previously  purchased  prior to the  purchase or sale of the underlying  security.  Any such sale would  result in a gain or loss  depending  on whether the amount  received on the sale is more or less than the  premium  and  other  transaction  costs  paid on the  option.  A  Portfolio  may terminate  an option it has  written by entering  into a closing  purchase  transaction  in which it  purchases  an option of the same series as the option written.

         Futures  Contracts and Related  Options.  The AST Alger All-Cap Growth  Portfolio may enter into financial futures  contracts  and  related  options.  The  seller of a futures  contract  agrees  to sell the  securities  or currency  called for in the contract and the buyer agrees to buy the  securities  or currency at a specified  price at a specified  future time.  Financial  futures  contracts may relate to  securities  indices,  interest  rates or foreign  currencies.  Futures  contracts are usually  settled  through net cash payments rather than through actual delivery of the  securities  underlying  the contract.  For instance,  in a stock index futures  contract,  the two parties  agree to take or make  delivery  of an  amount  of cash  equal to a  specified  dollar  amount  times  the difference  between the stock index value when the contract  expires and the price  specified in the contract.  The
Portfolio may use futures  contracts to hedge against  movements in securities  prices,  interest rates or currency exchange rates, or as an efficient way to gain exposure to these markets.

         An option on a futures  contract gives the purchaser the right,  in return for the premium paid, to assume a position in the  contract  at the  exercise  price at any time  during the life of the option.  The writer of the option is required upon exercise to assume the opposite position.

         Under regulations of the Commodity Futures Trading Commission ("CFTC"), no Portfolio will:

         (i)      purchase or sell  futures or options on futures  contracts or stock  indices for  purposes  other than  bona  fide  hedging  transactions  (as  defined  by the CFTC) if as a result  the sum of the  initial  margin deposits and premiums  required to establish  positions in futures  contracts and related  options that do not fall within  the  definition  of bona  fide  hedging  transactions  would  exceed  5% of the fair  market  value of each
Portfolio's net assets; and

         (ii)     enter into any futures  contracts if the aggregate amount of that Portfolio's  commitments  under outstanding futures contracts positions would exceed the market value of its total assets.

         Risks of Options and Futures  Contracts.  Options and futures  contracts can be highly  volatile and their use can reduce a  Portfolio's  performance.  Successful  use of these  strategies  requires  the ability to predict future movements in securities prices,  interest rates,  currency exchange rates, and other economic factors.  If a
Sub-advisor seeks to protect a Portfolio  against  potential  adverse  movements in the relevant  financial markets using these instruments,  and such markets do not move in the predicted  direction,  the Portfolio could be left in a less favorable  position than if such strategies had not been used. A Portfolio's  potential  losses from the use of futures extends beyond its initial investment in such contracts.

         Among  the  other  risks  inherent  in the use of  options  and  futures  are (a)  the  risk of  imperfect correlation  between the price of options and futures and the prices of the  securities or currencies to which they relate,  (b) the fact  that  skills  needed to use these  strategies  are  different  from  those  needed to select portfolio  securities  and (c) the  possible  need to defer  closing out  certain  positions  to avoid  adverse tax consequences.  With  respect  to  options  on  stock  indices  and  stock  index  futures,  the  risk of  imperfect correlation  increases the more the holdings of the Portfolio  differ from the  composition of the relevant  index.
These  instruments may not have a liquid secondary  market.  Option positions  established in the  over-the-counter market may be  particularly  illiquid and may also involve the risk that the other party to the  transaction  fails to meet its obligations.

FOREIGN SECURITIES:

         Investments  in  securities  of foreign  issuers may  involve  risks that are not  present  with  domestic investments.  While investments in foreign  securities can reduce risk by providing further  diversification,  such investments  involve  "sovereign  risks" in addition to the credit and market risks to which  securities  generally are subject.  Sovereign  risks  includes  local  political  or economic  developments,  potential  nationalization, withholding  taxes on dividend or interest  payments,  and currency  blockage  (which would prevent cash from being brought  back to the  United  States).  Compared  to  United  States  issuers,  there is  generally  less  publicly available  information  about foreign  issuers and there may be less  governmental  regulation  and  supervision of foreign  stock  exchanges,  brokers and listed  companies.  Foreign  issuers are not  generally  subject to uniform accounting  and  auditing and  financial  reporting  standards,  practices  and  requirements  comparable  to those applicable  to  domestic  issuers.  In some  countries,  there  may also be the  possibility  of  expropriation  or confiscatory taxation,  difficulty in enforcing contractual and other obligations,  political or social instability or revolution, or diplomatic developments that could affect investments in those countries.

         Securities of some foreign  issuers are less liquid and their prices are more volatile than  securities of comparable  domestic issuers.  Further,  it may be more difficult for the Trust's agents to keep currently informed about  corporate  actions and decisions that may affect the price of portfolio  securities.  Brokerage  commissions on foreign  securities  exchanges,  which may be fixed,  may be higher  than in the United  States.  Settlement  of transactions in some foreign  markets may be less frequent or less reliable than in the United States,  which could affect the  liquidity of  investments.  For  example,  securities  that are traded in foreign  markets may trade on days (such as Saturday or Holidays)  when a Portfolio  does not compute its price or accept  purchase or redemption orders.  As a result,  a shareholder  may not be able to act on developments  taking place in foreign  countries as they occur.

         American Depositary Receipts ("ADRs"),  European Depositary Receipts ("EDRs"),  Global Depositary Receipts
("GDRs"),  and International  Depositary  Receipts ("IDRs").  ADRs are U.S.  dollar-denominated  receipts generally issued by a domestic  bank  evidencing  its  ownership  of a  security  of a foreign  issuer.  ADRs  generally  are publicly  traded  in the  United  States.  ADRs are  subject  to many of the same  risks as direct  investments  in foreign  securities,  although  ownership of ADRs may reduce or eliminate  certain  risks  associated  with holding assets in foreign  countries,  such as the risk of expropriation.  EDRs, GDRs and IDRs are receipts similar to ADRs that typically trade in countries other than the United States.

         Depositary  receipts may be issued as sponsored  or  unsponsored  programs.  In  sponsored  programs,  the issuer makes  arrangements  to have its securities  traded as depositary  receipts.  In unsponsored  programs,  the issuer may not be directly  involved in the program.  Although  regulatory  requirements  with respect to sponsored and unsponsored  programs are generally similar,  the issuers of unsponsored  depositary receipts are not obligated to disclose  material  information in the United States and,  therefore,  the import of such information may not be reflected in the market value of such securities.

         Developing  Countries.  Although  none of the  Portfolios  invest  primarily in  securities  of issuers in developing  countries,  many of the  Funds  may  invest  in these  securities  to some  degree.  Many of the  risks described  above with  respect to  investing  in foreign  issuers are  accentuated  when the issuers are located in developing  countries.  Developing  countries may be politically and/or economically  unstable,  and the securities markets in those  countries  may be less liquid or subject to inadequate  government  regulation  and  supervision.
Developing  countries have often  experienced high rates of inflation or sharply devalued their currencies  against the U.S. dollar,  causing the value of investments in companies  located in these countries to decline.  Securities of issuers in developing  countries may be more volatile and, in the case of debt securities,  more uncertain as to payment of interest and  principal.  Investments in developing  countries may include  securities  created  through the Brady Plan, under which certain heavily-indebted countries have restructured their bank debt into bonds.

         Currency  Fluctuations.  Investments in foreign securities may be denominated in foreign  currencies.  The value of a Portfolio's  investments  denominated in foreign  currencies may be affected,  favorably or unfavorably, by exchange rates and exchange control  regulations.  A Portfolio's  share price may,  therefore,  also be affected by changes in currency  exchange rates.  Foreign currency  exchange rates generally are determined by the forces of supply and demand in foreign  exchange  markets,  including  perceptions  of the relative  merits of  investment in different  countries,  actual or perceived  changes in interest rates or other complex factors.  Currency  exchange rates also can be  affected  unpredictably  by the  intervention  or the  failure to  intervene  by U.S. or foreign governments  or central  banks,  or by  currency  controls or  political  developments  in the U.S.  or abroad.  In addition, a Portfolio may incur costs in connection with conversions between various currencies.

         Foreign Currency  Transactions.  A Portfolio that invests in securities  denominated in foreign currencies will need to engage in foreign currency  exchange  transactions.  Such  transactions may occur on a "spot" basis at the exchange rate  prevailing  at the time of the  transaction.  Alternatively,  a Portfolio may enter into forward foreign currency  exchange  contracts.  A forward  contract  involves an obligation to purchase or sell a specified currency  at a  specified  future date at a price set at the time of the  contract.  A  Portfolio  may enter into a forward  contract when it wishes to "lock in" the U.S.  dollar price of a security it expects to or is obligated to purchase or sell in the future.  This  practice may be referred to as  "transaction  hedging." In addition,  when a
Portfolio's  Sub-advisor  believes  that the  currency of a  particular  country may suffer or enjoy a  significant movement  compared to another  currency,  the Portfolio may enter into a forward  contract to sell or buy the first foreign  currency  (or a currency  that acts as a proxy for such  currency).  This  practice  may be referred to as
"portfolio  hedging."  In any event,  the precise  matching of the  forward  contract  amounts and the value of the securities  involved  generally will not be possible.  No Portfolio will enter into a forward  contract if it would be  obligated  to sell an amount of  foreign  currency  in excess of the value of the  Fund's  securities  or other assets  denominated  in or  exposed to that  currency,  or will sell an amount of proxy  currency  in excess of the value of  securities  denominated  in or exposed to the related  currency.  The effect of  entering  into a forward contract on a  Portfolio's  share  price will be similar to selling  securities  denominated  in one  currency  and purchasing  securities  denominated  in another.  Although a forward  contract may reduce a  Portfolio's  losses on securities  denominated  in foreign  currency,  it may also reduce the potential for gain on the  securities if the currency's  value moves in a direction not anticipated by the  Sub-advisor.  In addition,  foreign currency hedging may entail significant transaction costs.

COMMON AND PREFERRED STOCKS:

         Stocks represent  shares of ownership in a company.  Generally,  preferred stock has a specified  dividend and ranks after bonds and before  common  stocks in its claim on the  company's  income for  purposes of  receiving dividend  payments and on the company's  assets in the event of  liquidation.  (Some of the  Sub-advisors  consider preferred  stocks to be  equity  securities  for  purposes  of the  various  Portfolios'  investment  policies  and restrictions,  while others  consider  them fixed income  securities.)  After other  claims are  satisfied,  common stockholders  participate  in  company  profits  on a pro  rata  basis;  profits  may be paid out in  dividends  or reinvested  in the company to help it grow.  Increases  and  decreases  in  earnings  are  usually  reflected  in a company's stock price, so common stocks  generally have the greatest  appreciation  and  depreciation  potential of all corporate securities.

FIXED INCOME SECURITIES:

         Most of the Portfolios,  including the Portfolios that invest primarily in equity  securities,  may invest to some degree in bonds,  notes,  debentures and other  obligations of corporations and  governments.  Fixed-income securities  are  generally  subject to two kinds of risk:  credit risk and market risk.  Credit risk relates to the ability of the issuer to meet  interest and  principal  payments as they come due. The ratings  given a security by
Moody's Investors  Service,  Inc.  ("Moody's") and Standard & Poor's  Corporation  ("S&P"),  which are described in detail in the Appendix to the Company's  SAI,  provide a generally  useful guide as to such credit risk.  The lower the rating,  the  greater  the credit risk the rating  service  perceives  to exist with  respect to the  security.
Increasing  the amount of  Portfolio  assets  invested  in  lower-rated  securities  generally  will  increase  the
Portfolio's  income, but also will increase the credit risk to which the Portfolio is subject.  Market risk relates to the fact that the  prices of fixed  income  securities  generally  will be  affected  by changes in the level of interest  rates in the markets  generally.  An  increase  in interest  rates will tend to reduce the prices of such securities,  while a decline in  interest  rates will tend to increase  their  prices.  In general,  the longer the maturity or duration of a fixed income security, the more its value will fluctuate with changes in interest rates.

         Lower-Rated  Fixed Income  Securities.  Lower-rated  high-yield bonds (commonly known as "junk bonds") are those  that are rated  lower  than the four  highest  categories  by a  nationally  recognized  statistical  rating organization  (for  example,  lower  than Baa by  Moody's  or BBB by S&P),  or,  if not  rated,  are of  equivalent investment  quality as determined by the Sub-advisor.  Lower-rated  bonds are generally  considered to be high risk investments  as they are subject to greater  credit  risk than  higher-rated  bonds.  In  addition,  the market for lower-rated  bonds may be  thinner  and less  active  than the  market for  higher-rated  bonds,  and the prices of lower-rated  high-yield  bonds may fluctuate more than the prices of higher-rated  bonds,  particularly in times of market stress.  Because the risk of default is higher in lower-rated  bonds, a Sub-advisor's  research and analysis tend to be very important  ingredients in the selection of these bonds.  In addition,  the exercise by an issuer of redemption  or call  provisions  that are  common in  lower-rated  bonds may result in their  replacement  by lower yielding bonds.

         Bonds rated in the four highest  ratings  categories  are frequently  referred to as  "investment  grade."
However,  bonds rated in the fourth  category  (Baa or BBB) are  considered  medium grade and may have  speculative characteristics.

MORTGAGE-BACKED SECURITIES:

         Mortgage-backed  securities  are  securities  representing  interests  in  "pools"  of  mortgage  loans on residential  or  commercial  real  property and that  generally  provide for monthly  payments of both interest and principal,  in effect "passing  through"  monthly  payments made by the individual  borrowers on the mortgage loans
(net of fees paid to the  issuer  or  guarantor  of the  securities).  Mortgage-backed  securities  are  frequently issued by U.S. Government agencies or Government-sponsored  enterprises,  and payments of interest and principal on these  securities  (but not their  market  prices)  may be  guaranteed  by the full  faith  and  credit of the U.S.
Government  or by the agency only,  or may be supported by the issuer's  ability to borrow from the U.S.  Treasury.
Mortgage-backed  securities created by  non-governmental  issuers may be supported by various forms of insurance or guarantees.

         Like other fixed-income  securities,  the value of a mortgage-backed  security will generally decline when interest rates rise.  However,  when interest  rates are  declining,  their value may not increase as much as other fixed-income  securities,  because early repayments of principal on the underlying mortgages (arising, for example, from sale of the underlying  property,  refinancing,  or foreclosure) may serve to reduce the remaining life of the security.  If a security has been  purchased at a premium,  the value of the premium  would be lost in the event of
prepayment.   Prepayments  on  some  mortgage-backed  securities  may  necessitate  that  a  Portfolio  find  other investments,  which,  because of intervening market changes,  will often offer a lower rate of return. In addition, the mortgage securities market may be particularly affected by changes in governmental regulation or tax policies.

         Collateralized  Mortgage  Obligations (CMOs). CMOs are a type of mortgage  pass-through  security that are typically  issued in  multiple  series  with each  series  having a  different  maturity.  Principal  and  interest payments  from the  underlying  collateral  are first used to pay the  principal  on the series  with the  shortest maturity;  in turn, the remaining series are paid in order of their  maturities.  Therefore,  depending on the type of CMOs in which a Portfolio  invests,  the investment may be subject to greater or lesser risk than other types of mortgage-backed securities.

         Stripped  Mortgage-Backed  Securities.  Stripped  mortgage-backed  securities  are  mortgage  pass-through securities  that have been divided  into  interest and  principal  components.  "IOs"  (interest  only  securities)
receive the interest  payments on the underlying  mortgages  while "POs"  (principal only  securities)  receive the principal  payments.  The cash  flows and  yields  on IO and PO  classes  are  extremely  sensitive  to the rate of principal  payments  (including  prepayments)  on  the  underlying  mortgage  loans.  If the  underlying  mortgages experience higher than anticipated  prepayments,  an investor in an IO class of a stripped mortgage-backed security may fail to  recoup  fully  its  initial  investment,  even if the IO class is highly  rated or is  derived  from a security guaranteed by the U.S.  Government.  Conversely,  if the underlying mortgage assets experience slower than anticipated  prepayments,  the price on a PO class will be  affected  more  severely  than would be the case with a traditional  mortgage-backed  security. Unlike other fixed-income and other mortgage-backed  securities,  the value of IOs tends to move in the same direction as interest rates.

ASSET-BACKED SECURITIES:

         Asset-backed  securities  conceptually  are  similar to  mortgage  pass-through  securities,  but they are secured by and  payable  from  payments on assets  such as credit  card,  automobile  or trade  loans,  rather than mortgages.  The credit quality of these  securities  depends  primarily  upon the quality of the underlying  assets and the level of credit support or enhancement  provided. In addition,  asset-backed  securities involve prepayment risks that are similar in nature to those of mortgage pass-through securities.

CONVERTIBLE SECURITIES AND WARRANTS:

         Certain  of the  Portfolios  may  invest in  convertible  securities.  Convertible  securities  are bonds, notes,  debentures and preferred  stocks that may be converted  into or exchanged for shares of common stock.  Many convertible  securities are rated below  investment grade because they fall below ordinary debt securities in order of preference or priority on the issuer's  balance  sheet.  Convertible  securities  generally  participate  in the appreciation  or  depreciation  of the underlying  stock into which they are  convertible,  but to a lesser degree.
Frequently,  convertible  securities  are  callable by the  issuer,  meaning  that the issuer may force  conversion before the holder would otherwise choose.

         Warrants  are  options  to buy a stated  number of shares of common  stock at a  specified  price any time during  the life of the  warrants.  The value of  warrants  may  fluctuate  more  than the value of the  securities underlying  the  warrants.  A warrant will expire  without value if the rights under such warrant are not exercised prior to its expiration date.

WHEN-ISSUED, DELAYED-DELIVERY AND FORWARD COMMITMENT TRANSACTIONS:

         The Alger Mid-Cap Growth Portfolio may purchase  securities on a when-issued,  delayed-delivery or forward commitment  basis.  These  transactions  generally involve the purchase of a security with payment and delivery due at some time in the future.  A Portfolio does not earn interest on such securities  until  settlement and bears the risk of market value  fluctuations  in between the purchase and settlement  dates.  If the seller fails to complete the sale,  the Fund may lose the  opportunity  to obtain a  favorable  price and yield.  While the  Portfolio  will generally engage in such  when-issued,  delayed-delivery  and forward  commitment  transactions  with the intent of actually acquiring the securities, a Portfolio may sometimes sell such a security prior to the settlement date.

                  Certain  Portfolios may also sell securities on a  delayed-delivery  or forward commitment basis.
If the Portfolio  does so, it will not  participate  in future gains or losses on the security.  If the other party to such a transaction fails to pay for the securities, the Portfolio could suffer a loss.

ILLIQUID AND RESTRICTED SECURITIES:

         Subject to guidelines  adopted by the Trustees of the Trust,  the AST Alger All-Cap  Growth  Portfolio may
invest up to 15% of its net assets in illiquid  securities and the AST Alger Mid-Cap Growth  Portfolio,  may invest up to 10% of its net assets in illiquid  securities.  Illiquid  securities  are those that,  because of the absence of a readily  available market or due to legal or contractual  restrictions on resale,  cannot be sold within seven days in the ordinary  course of business at  approximately  the amount at which the Fund has valued the investment.
Therefore,  a Portfolio may find it difficult to sell illiquid  securities at the time considered most advantageous by its  Sub-advisor  and may incur  expenses that would not be incurred in the sale of securities  that were freely marketable.

         Certain  securities that would otherwise be considered  illiquid  because of legal  restrictions on resale to the general public may be traded among qualified  institutional  buyers under Rule 144A of the Securities Act of
1933.  These Rule 144A securities,  and well as commercial  paper that is sold in private  placements under Section
4(2) of the Securities Act, may be deemed liquid by the  Portfolio's  Sub-advisor  under the guidelines  adopted by the Trustees of the Trust.  However,  the liquidity of a Portfolio's  investments in Rule 144A securities  could be impaired if trading does not develop or declines.

REPURCHASE AGREEMENTS:

         Each  Portfolio may enter into  repurchase  agreements.  Repurchase  agreements  are agreements by which a
Portfolio  purchases a security and obtains a  simultaneous  commitment  from the seller to repurchase the security at an agreed  upon price and date.  The resale  price is in excess of the  purchase  price and  reflects  an agreed upon market rate  unrelated  to the coupon rate on the  purchased  security.  Repurchase  agreements  must be fully collateralized and can be entered into only with  well-established  banks and broker-dealers  that have been deemed creditworthy  by the  Sub-advisor.  Repurchase  transactions  are intended to be short-term  transactions,  usually with the seller  repurchasing  the securities  within seven days.  Repurchase  agreements  that mature in more than seven days are subject to a Portfolio's limit on illiquid securities.

         A  Portfolio  that  enters into a  repurchase  agreement  may lose money in the event that the other party defaults  on its  obligation  and the  Portfolio  is delayed or  prevented  from  disposing  of the  collateral.  A
Portfolio  also might  incur a loss if the value of the  collateral  declines,  and it might incur costs in selling the  collateral or asserting its legal rights under the agreement.  If a defaulting  seller filed for bankruptcy or became insolvent, disposition of collateral might be delayed pending court action.

BORROWING:

         Each Portfolio may borrow money from banks.  Each  Portfolio's  borrowings are limited so that immediately after  such  borrowing  the value of the  Portfolio's  assets  (including  borrowings)  less its  liabilities  (not including  borrowings) is at least three times the amount of the  borrowings.  Should a Portfolio,  for any reason, have  borrowings  that do not meet the above test,  such  Portfolio  must reduce such  borrowings so as to meet the necessary  test within three  business  days. If a Portfolio  borrows  money,  its share price may  fluctuate  more widely until the borrowing is repaid.

LENDING PORTFOLIO SECURITIES:

         Each Portfolio may lend  securities  with a value of up to 33 1/3% of its total assets to  broker-dealers, institutional  investors,  or others for the  purpose  of  realizing  additional  income.  Voting  rights on loaned securities  typically  pass to the  borrower,  although a Portfolio  has the right to terminate a securities  loan, usually within three business  days, in order to vote on significant  matters or for other reasons.  All securities loans will be collateralized  by cash or securities issued or guaranteed by the U.S.  Government or its agencies at least  equal in value to the market  value of the  loaned  securities.  Nonetheless,  lending  securities  involves certain risks,  including the risk that the Portfolio  will be delayed or prevented from  recovering the collateral if the borrower fails to return a loaned security.

OTHER INVESTMENT COMPANIES:

         The Company has made  arrangements  with certain  money market mutual funds so that the  Sub-advisors  for the various  Portfolios can "sweep" excess cash balances of the Portfolios to those funds for temporary  investment purposes.  In addition,  certain  Sub-advisors  may invest  Portfolio assets in money market funds that they advise or in other  investment  companies.  Mutual  funds  pay  their  own  operating  expenses,  and the  Portfolios,  as shareholders in the money market funds, will indirectly pay their proportionate share of such funds' expenses.

SHORT SALES "AGAINST THE BOX":

         While neither  Portfolio will make short sales generally,  the AST Alger Mid-Cap Growth Portfolio may make short sales  "against the box." A short sale against the box involves  selling a security that the Portfolio  owns, or has the right to obtain without  additional  costs,  for delivery at a specified date in the future. A Portfolio may make a short sale  against the box to hedge  against  anticipated  declines in the market  price of a portfolio security.  If the value of the security sold short  increases  instead,  the  Portfolio  loses the  opportunity  to participate in the gain.

Mailing Address
American Skandia Trust
One Corporate Drive
Shelton, CT 06484

Investment Manager
American Skandia Investment Services, Incorporated
One Corporate Drive
Shelton, CT 06484

Sub-Advisor
Fred Alger Management, Inc.

Custodians
PFPC Trust Company
Airport Business Center, International Court 2
200 Stevens Drive
Philadelphia, PA 19113

The Chase Manhattan Bank
One Pierrepont Plaza
Brooklyn, NY 11201

Administrator
Transfer and Shareholder Servicing Agent
PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

Independent Accountants
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INVESTOR INFORMATION SERVICES:

         Shareholder  inquiries  should be made by calling  (800)  752-6342 or by writing to the  American  Skandia
Trust at One Corporate Drive, Shelton, Connecticut 06484.

         Additional  information about the Portfolios is included in a Statement of Additional  Information,  which is incorporated by reference into this  Prospectus.  Additional  information  about the Portfolios'  investments is available  in the annual and  semi-annual  reports to holders of  variable  annuity  contracts  and  variable  life insurance  policies.  In the annual  reports,  you will find a discussion of the market  conditions  and investment strategies that  significantly  affected each  Portfolio's  performance  during its last fiscal year. The Statement of Additional  Information and additional copies of annual and semi-annual  reports are available without charge by calling the above number.

         The  information  in the Trust's  filings with the  Securities  and  Exchange  Commission  (including  the
Statement  of  Additional  Information)  is  available  from the  Commission.  Copies  of this  information  may be obtained,  upon payment of duplicating fees, by electronic request to  publicinfo@sec.gov  or by writing the Public
Reference  Section of the  Commission,  Washington,  D.C.  20549-0102.  The  information  can also be reviewed  and copied at the  Commission's  Public Reference Room in Washington,  D.C.  Information on the operation of the Public
Reference Room may be obtained by calling the Commission at  1-800-942-8090.  Finally,  information about the Trust is available on the EDGAR database on the Commission's Internet site at http://www.sec.gov.

Investment Company Act File No. 811-5186

                                    STATEMENT OF ADDITIONAL INFORMATION
                                                    FOR
                                           AMERICAN SKANDIA TRUST
                                          Dated January [ ], 2001

                                        Acquisition of the Assets of
                                  the AST Alger Mid-Cap Growth Portfolio,
                                     a series of American Skandia Trust

                                    By and in exchange for shares of the
                                  the AST Alger All-Cap Growth Portfolio,
                                  also a series of American Skandia Trust

         This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of the AST Alger Mid-Cap Growth Portfolio for shares of the AST Alger
All-Cap Growth Portfolio.

         This SAI consists of this Cover Page and the following documents.  Each of these documents is enclosed with and is legally considered to be a part of this SAI:

                  1.    American Skandia Trust's Statement of Additional Information dated October 23, 2000.

                  2.    American Skandia Trust's Annual Report to Shareholders dated December 31, 1999.

                  3.    American Skandia Trust's Semiannual Report to Shareholders for the six months ended
                        June 30, 2000.

                  4.    Projected (Pro Forma) after Transaction Financial Statements.

         This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy
Statement dated January [  ], 2001, relating to the above-referenced transaction.  You can request a copy of the Prospectus/Proxy Statement by calling 1-800-752-6342 or by writing to the American Skandia Trust at
One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

                                      Attachments to SAI (page 1 of 4)

         The American Skandia Trust Statement of Additional Information dated October 23, 2000 is part of this SAI and will be provided to all shareholders requesting this SAI.  For purposes of this EDGAR filing, the above-referenced SAI is incorporated herein by reference to the Trust's SAI filed under Rule 497(c) on
October 25, 2000.

                                      Attachments to SAI (page 2 of 4)

         American Skandia Trust's Annual Report to Shareholders dated December 31, 1999 is part of this
SAI and will be provided to all shareholders requesting this SAI.  For purposes of this EDGAR filing, the above-referenced Shareholder Report is incorporated herein by reference to the electronic filing made on
February 23, 2000.

                                      Attachments to SAI (page 3 of 4)

         American Skandia Trust's Semiannual Report to Shareholders dated June 30, 2000 is part of this
SAI and will be provided to all shareholders requesting this SAI.  For purposes of this EDGAR filing, the above-referenced Shareholder Report is incorporated herein by reference to the electronic filing made on
August 22, 2000.

                                      Attachments to SAI (page 4 of 4)

         The following are projected (pro forma) financial statements that were prepared to indicate the anticipated financial information for the All-Cap Portfolio following the completion of the reorganization.  They consist of a [Pro Forma Combining Statement of Assets and Liabilities]; a Pro Forma
Combining Statement of Operations; notes relating to the combining Statements; and a Combined Pro Forma
Statement of Investments.

AMERICAN SKANDIA TRUST
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
November 20, 2000 (Unaudited)
(Amounts in thousands, except per share amounts)

                                                                                                                  AST Alger Mid-Cap Growth         AST Alger All-Cap Growth                          Adjustments                   Pro Forma Combined (Note 1)
                                                                                                                ----------------------------       -------------------------                         ------------                  -------------------------
Assets
              Investments in securities at value (A) ...................................................     .$          971,428,357             $              207,658,689                        $                       $                  1,179,087,046
              Foreign currency at value (B).............................................................                                                                                                                                                  0
              Unrealized appreciation on foreign currency exchange contracts............................                                                                                                                                                  0
              Receivable for:
                  Securities sold.......................................................................                 3,998,552                              1,963,212                                                                       5,961,764
                  Dividends and interest................................................................                      12,532                                 94,031                                                                         106,563
                                                                                                                ---------------------              -------------------------                         ------------                  -------------------------
                          Total Assets..................................................................                 975,439,441                            209,715,932                                                                   1,185,155,373
                                                                                                                ---------------------              -------------------------                         ------------                  -------------------------

Liabilities
              Cash overdraft............................................................................                   3,339,261                                840,074                                                                       4,179,335
              Payable for:
                  Securities purchased..................................................................                   4,116,619                              1,899,017                                                                       6,015,636
                  Futures variation margin..............................................................                                                                                                                                                  0
                  Advisory fees ........................................................................                     137,979                                145,481                               55,699                                    339,159
                  Shareholder servicing fees ...........................................................                      19,490                                 12,088                                                                          31,578
                  Accrued dividends ....................................................................                                                                                                                                                  0
              Accrued expenses and other liabilities ...................................................                       6,247                                 57,512                               (4,790)                                    58,969
                                                                                                                ---------------------              -------------------------                         ------------                  -------------------------
                          Total Liabilities.............................................................                   7,619,596                              2,954,172                               50,909                                 10,624,677
                                                                                                                ---------------------              -------------------------                         ------------                  -------------------------
Net Assets..............................................................................................      $          967,819,845             $              206,761,760                        $     (50,909)          $                  1,174,530,696
                                                                                                                =====================              =========================                         ============                  =========================

Components of Net Assets
Common stock (unlimited number of shares authorized, $.001 par
   value per share).....................................................................................      $              100,528             $                   29,545                        $                       $                        130,073
Additional paid-in capital..............................................................................               1,005,092,186                            305,878,747                                                                   1,310,970,933
Undistributed net investment income (loss)..............................................................                      15,821                               (174,287)                             (50,909)                                  (209,375)
Accumulated net realized gain (loss) on investments....................................................                     (536,473)                           (69,735,158)                                                                    (70,271,631)
Accumulated net unrealized appreciation (depreciation) on investments.......                                             (36,852,217)                           (29,237,087)                                                                    (66,089,304)
                                                                                                                ---------------------              -------------------------                         ------------                  -------------------------
Net Assets..............................................................................................      $          967,819,845             $              206,761,760                        $     (50,909)          $                  1,174,530,696
                                                                                                                =====================              =========================                         ============                  =========================
Shares of common stock outstanding......................................................................                 100,527,576                             29,545,237                                                                     167,838,407
Net asset value, offering and redemption price per share ...............................................      $                 9.63             $                     7.00                        $                       $                           7.00
                                                                                                                =====================              =========================                         ============                  =========================

(A) Investments at cost.................................................................................      $        1,008,280,575             $              236,895,776                        $                       $                  1,245,176,351
                                                                                                                =====================              =========================                         ============                  =========================
(B) Foreign currency at cost............................................................................      $                   --             $                       --                        $                       $

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA TRUST
PRO FORMA STATEMENT OF OPERATIONS
For the Period Ended November 20, 2000 (Unaudited)
(Amounts in thousands)

                                                                                                                 AST Alger Mid-Cap Growth (1)    AST Alger All-Cap Growth                              Adjustments                                 Pro Forma
Combined (Note 1)
                                                                                                                ---------------------            ------------------------                        -------------------------
---------------------
Investment Income
              Interest..................................................................................      $              173,240           $               1,621,428                       $                                                 $
1,794,668
              Dividends ................................................................................                       6,296                             250,236
256,532
              Foreign taxes withheld ...................................................................                           0                              (3,055)
 (3,055)
                                                                                                                ---------------------            ------------------------
---------------------
                          Total Investment Income.......................................................                     179,536                           1,868,609
2,048,145
                                                                                                                ---------------------            ------------------------
---------------------

Expenses
              Investment advisory fees .................................................................                     155,920                           1,631,087                                           29,235 (a)
1,816,242
              Shareholder servicing fees ...............................................................                      19,490                             169,798
189,288
              Administration and accounting fees........................................................                       9,498                             162,422                                           (3,883)(b)
168,037
              Custodian fees............................................................................                       2,670                              70,184                                             (730)(c)
 72,124
              Audit and legal fees .....................................................................                       1,644                               2,599
  4,243
              Trustees' fees............................................................................                         480                               1,318
  1,798
              Miscellaneous expenses....................................................................                         478                               5,487                                             (177)(d)
  5,788
                                                                                                                ---------------------            ------------------------                        -------------------------
---------------------
                          Total Expenses................................................................                     190,180                           2,042,895                                           24,445
2,257,520
                          Less: Advisory fee waivers and expense
                            reimbursements..............................................................                     (26,464)                                 --                                           26,464
      0
                                                                                                                ---------------------            ------------------------                        -------------------------
---------------------
                          Net Expenses..................................................................                     163,716                           2,042,895                                           50,909
2,257,520
                                                                                                                ---------------------            ------------------------                        -------------------------
---------------------

Net Investment Income (Loss)............................................................................                      15,820                            (174,286)                                         (50,909)
(209,375)
                                                                                                                ---------------------            ------------------------                        -------------------------
---------------------

Realized and Unrealized Gain (Loss) on
          Investments
              Net realized gain (loss) on:
                          Securities....................................................................                    (536,473)                        (69,735,158)
(70,271,631)
                          Foreign currency transactions.................................................                          --                                  --
     --
                                                                                                                ---------------------            ------------------------
---------------------
              Net realized gain (loss)                                                                                      (536,473)                        (69,735,158)
(70,271,631)
                                                                                                                ---------------------            ------------------------
---------------------
              Net change in unrealized appreciation (depreciation) on:
                 Securities.............................................................................                 (36,852,217)                        (29,237,086)
(66,089,303)
                                                                                                                ---------------------            ------------------------
---------------------
              Net change in unrealized appreciation (depreciation)......................................                 (36,852,217)                        (29,237,086)
(66,089,303)
                                                                                                                ---------------------            ------------------------
---------------------
              Net gain (loss) on investments............................................................                 (37,388,690)                        (98,972,244)
(136,360,934)
                                                                                                                ---------------------            ------------------------
---------------------

              Net Increase (Decrease) in Net Assets Resulting
                from Operations.........................................................................      $          (37,372,870)          $             (99,146,530)                      $                  (50,909)                       $
(136,570,309)
                                                                                                                =====================            ========================                        =========================
=====================

(1)  Commenced operations on November 13, 2000
(a)  Reflects increased rate of management fee applicable to AST Alger All-Cap Growth Portfolio
(b)  Reflects savings in administration and accounting fees from the consolidation of Portfolio assets
(c)  Reflects the savings in asset-based and transaction-based custody fees from the consolidation of Portfolio assets
(d)  Reflects the elimination of certain expenses charged to individual Portfolios

PRO FORMA SCHEDULE OF INVESTMENTS
AST ALGER MID-CAP GROWTH/AST ALGER ALL-CAP GROWTH
NOVEMBER 20, 2000 (UNAUDITED)

                                                                                                                                                     ALGER MID-CAP       ALGER ALL-CAP                         ALGER MID-CAP         ALGER ALL-CAP
                                                                                                                                                         GROWTH             GROWTH           PRO FORMA             GROWTH               GROWTH
PRO FORMA
                                                                                                                                                        SHARES              SHARES           COMBINED            VALUE ($)            VALUE ($)
COMBINED ($)

COMMON STOCK
                                 ADVERTISING                                LAMAR ADVERTISING CO.                                                             265,600                  -           265,600            10,358,400                    -
  10,358,400

                                 AEROSPACE                                  GENERAL DYNAMICS CORP.                                                             94,500                  -            94,500             6,898,500                    -
   6,898,500

                                 AIRLINES                                   CONTINENTAL AIRLINES INC CL-B                                                      90,800                  -            90,800             4,244,900                    -
   4,244,900

                                 BROADCASTING                               ATamp;T CORP.-LIBERTY MEDIA GROUP CL-A                                                     -             73,000            73,000                     -            1,131,500
      1,131,500

                                 BUILDING MATERIALS                         HOME DEPOT, INC.                                                                        -            135,250           135,250                     -            5,257,844
   5,257,844

                                 BUSINESS SERVICES                          OPENWAVE SYSTEMS, INC.                                                            130,803             56,900           187,703            10,423,384            4,534,219
  14,957,603

                                 CABLE TELEVISION                           COMCAST CORP. CL-A                                                                      -             74,100            74,100                     -            2,649,075
   2,649,075

                                 COMPUTER HARDWARE                          DELL COMPUTER CORP.                                                                     -             62,700            62,700                     -            1,465,613
   1,465,613

                                 COMPUTER SERVICES & SOFTWARE               AMERICA ONLINE, INC.                                                                    -             91,400            91,400                     -            4,304,026
       4,304,026
                                                                            ARIBA, INC.                                                                             -             58,900            58,900                     -            3,968,388
   3,968,388
                                                                            BEA SYSTEMS, INC.                                                                       -             47,400            47,400                     -            2,903,250
   2,903,250
                                                                            CISCO SYTEMS, INC.                                                                      -            145,600           145,600                     -            7,462,000
   7,462,000
                                                                            COMMERCE ONE, INC.                                                                358,300             36,800           395,100            14,421,575            1,481,200
  15,902,775
                                                                            CSG SYSTEMS INTL, INC.                                                            109,400                  -           109,400             4,799,925                    -
   4,799,925
                                                                            EMC CORP. MA                                                                            -             43,500            43,500                     -            3,493,594
   3,493,594
                                                                            EXODUS COMMUNICATIONS, INC.                                                       133,400             60,400           193,800             3,485,075            1,577,950
   5,063,025
                                                                            I2 TECHNOLOGIES, INC.                                                                   -             38,465            38,465                     -            4,394,626
   4,394,626
                                                                            INTUIT, INC.                                                                      599,100                  -           599,100            31,976,963                    -
  31,976,963
                                                                            MERCURY INTERACTIVE CORP                                                                -             30,000            30,000                     -            2,437,500
   2,437,500
                                                                            ORACLE CORP.                                                                            -            171,200           171,200                     -            4,237,200
   4,237,200
                                                                            PEOPLESOFT INC.                                                                   437,600                  -           437,600            16,984,350                    -
  16,984,350
                                                                            SOLECTRON CORP.                                                                         -            136,100           136,100                     -            4,669,931
   4,669,931
                                                                            SUN MICROSYSTEMS, INC.                                                                  -             92,100            92,100                     -            7,517,663
   7,517,663
                                                                            YAHOO!, INC.                                                                            -              6,300             6,300                     -              307,913
     307,913

                                 CONSUMER PRODUCTS & SERVICES               SOUTHERN ENERGY, INC.                                                              37,800                  -            37,800               876,488                    -
         876,488

                                 DIVERSIFIED                                TYCO INTERNATIONAL LTD.                                                                 -             49,400            49,400                     -            2,741,700
   2,741,700

                                 ELECTRONIC COMPONENTS & EQUIPMENT          ALTERA CORP.                                                                      600,900            126,200           727,100            18,102,113            3,801,775
      21,903,888
                                                                            BEST BUY CO., INC.                                                                181,600                  -           181,600             5,902,000                    -
   5,902,000
                                                                            FLEXTRONICS INTERNATIONAL LTD                                                      97,900                  -            97,900             2,799,328                    -
   2,799,328
                                                                            GENERAL ELECTRIC CO.                                                                    -            130,000           130,000                     -            6,508,125
   6,508,125
                                                                            MICROCHIP TECHNOLOGY, INC.                                                        977,900                  -           977,900            26,831,131                    -
  26,831,131
                                                                            SANMINA CORP.                                                                     314,100                  -           314,100            29,289,825                    -
  29,289,825
                                                                            TEXAS INSTRUMENTS, INC.                                                                 -             24,550            24,550                     -            1,038,772
   1,038,772
                                                                            VISHAY INTERTECHNOLOGY, INC.                                                      164,500                  -           164,500             4,400,375                    -
   4,400,375

                                 ENERGY SERVICES                            BJ SERVICES CO                                                                    596,500             21,400           617,900            35,491,750            1,273,300
  36,765,050
                                                                            CALPINE CORP                                                                      508,200             38,400           546,600            18,009,338            1,360,800
  19,370,138
                                                                            COOPER CAMERON CORP.                                                              492,700                  -           492,700            27,591,200                    -
  27,591,200
                                                                            DEVON ENERGY CORPORATION                                                          268,900                  -           268,900            14,020,446                    -
  14,020,446
                                                                            DUKE POWER CO.                                                                          -             14,500            14,500                     -            1,285,969
   1,285,969
                                                                            ENRON RESOURCES, INC.                                                             305,800                  -           305,800            12,920,050                    -
  12,920,050
                                                                            NABORS INDUSTRIES,INC.                                                            765,000             24,700           789,700            39,405,150            1,272,297
  40,677,447
                                                                            SANTA FE INTERNATIONAL CORP                                                       245,800                  -           245,800             8,034,588                    -
   8,034,588
                                                                            SMITH INTERNATIONAL INC.                                                          297,800                  -           297,800            20,269,013                    -
  20,269,013
                                                                            TRANSOCEAN SEDCO FOREX, INC.                                                      235,600                  -           235,600            11,618,025                    -
  11,618,025

                                 FINANCIAL SERVICES                         AMERICAN EXPRESS CO.                                                                    -             11,100            11,100                     -              584,138
     584,138
                                                                            CONCORD EFS, INC.                                                                 161,900                  -           161,900             7,083,125                    -
   7,083,125
                                                                            FISERV, INC.                                                                      100,300                  -           100,300             4,983,656                    -
   4,983,656
                                                                            INVESTMENT TECHNOLOGY GROUP                                                       101,900                  -           101,900             3,591,975                    -
   3,591,975
                                                                            JABIL CIRCUIT, INC.                                                               118,800                  -           118,800             5,561,325                    -
   5,561,325
                                                                            SCHWAB, CHARLES CORP. (NEW)                                                             -             80,000            80,000                     -            2,265,000
   2,265,000
                                                                            STATE STREET CORP                                                                       -             17,600            17,600                     -            2,107,424
   2,107,424
                                                                            STILWELL FINANCIAL, INC.                                                          706,600             17,850           724,450            28,617,300              722,925
  29,340,225

                                 FINANCIAL-BANK & TRUST                     BANK OF NEW YORK CO.,INC.                                                               -             37,900            37,900                     -            1,968,431
       1,968,431
                                                                            CITIGROUP, INC.                                                                         -            147,666           147,666                     -            7,291,009
   7,291,009

                                 FOOD                                       SAFEWAY INC. CO. NEW                                                                    -             88,100            88,100                     -            5,153,850
   5,153,850

                                 INDUSTRIAL PRODUCTS                        MILLIPORE CORP.                                                                   513,500                  -           513,500            23,717,281                    -
  23,717,281

                                 INSURANCE                                  AMERICAN INTERNATIONAL GROUP,INC.                                                       -             56,216            56,216                     -            5,445,925
   5,445,925
                                                                            MARSH & MC-LENNAN COS,INC.                                                              -             22,900            22,900                     -            2,725,100
       2,725,100

                                 INTERNET SERVICES                          CNET NETWORKS, INC.                                                               381,700                  -           381,700             7,514,719                    -
   7,514,719

                                 MACHINERY & EQUIPMENT                      DOVER CORP.                                                                       130,100                  -           130,100             5,529,250                    -
       5,529,250
                                                                            SPX CORP.                                                                         123,700                  -           123,700            13,923,981                    -
  13,923,981

                                 MEDICAL SUPPLIES & EQUIPMENT               AFFYMETRIX, INC.                                                                  183,300             20,000           203,300            11,708,288            1,277,500
      12,985,788
                                                                            AMGEN, INC.                                                                             -            115,350           115,350                     -            7,310,306
   7,310,306
                                                                            FOREST LABORATORIES, INC.                                                         350,400                  -           350,400            46,406,100                    -
  46,406,100
                                                                            GUIDANT                                                                                 -             20,650            20,650                     -            1,011,850
   1,011,850
                                                                            LABORATORY CORPORATION OF AMERICA                                                 125,400                  -           125,400            17,634,375                    -
  17,634,375
                                                                            PFIZER, INC.                                                                            -            154,450           154,450                     -            6,641,350
   6,641,350

                                 PHARMACEUTICALS                            ALLERGAN                                                                           57,700                  -            57,700             5,174,969                    -
   5,174,969
                                                                            ALZA CORP.                                                                      1,187,200                  -         1,187,200            48,897,800                    -
  48,897,800
                                                                            AMERICAN HOME PRODUCTS CORPORATION                                                      -             40,800            40,800                     -            2,412,300
   2,412,300
                                                                            AMERISOURSE HEALTH CORP. CL-A                                                     229,100                  -           229,100            11,054,075                    -
  11,054,075
                                                                            BAXTER INTERNATIONAL,INC.                                                               -             55,000            55,000                     -            4,578,750
   4,578,750
                                                                            CELGENE CORP.                                                                           -             22,800            22,800                     -            1,148,550
   1,148,550
                                                                            CEPHALON, INC.                                                                    202,200                  -           202,200             8,366,025                    -
   8,366,025
                                                                            EXPRESS SCRIPTS INC -CL A                                                         211,900                  -           211,900            14,687,319                    -
  14,687,319
                                                                            GENENTECH, INC.                                                                         -             28,400            28,400                     -            1,856,650
   1,856,650
                                                                            IMMUNIX CORPORATION NEW                                                                 -             48,000            48,000                     -            1,719,000
   1,719,000
                                                                            LILLIY (ELI), AND CO.                                                                   -             50,900            50,900                     -            4,466,475
   4,466,475
                                                                            QLT PHOTOTHERAPEUTICS, INC.                                                       339,600             12,600           352,200            14,305,650              530,775
  14,836,425
                                                                            WATERS CORPORATION                                                                424,000                  -           424,000            28,673,000                    -
  28,673,000

                                 RESTAURANTS                                OUTBACK STEAKHOUSE INC.                                                           873,400                  -           873,400            22,490,050                    -
  22,490,050
                                                                            STARBUCKS CORP.                                                                   740,400                  -           740,400            36,927,450                    -
  36,927,450

                                 RETAIL & MERCHANDISING                     EBAY, INC.                                                                        571,100             87,600           658,700            19,702,950            3,022,200
      22,725,150
                                                                            HARLEY DAVIDSON, INC.                                                             173,200                  -           173,200             8,140,400                    -
   8,140,400
                                                                            WAL-MART STORES, INC.                                                                   -            128,750           128,750                     -            6,123,672
   6,123,672

                                 SEMI-CONDUCTORS                            ATMI, INC.                                                                        134,800                  -           134,800             2,257,900                    -
   2,257,900
                                                                            LINEAR TECHNOLOGY CORP.                                                           422,600                  -           422,600            24,008,963                    -
  24,008,963
                                                                            NEWPORT CORP.                                                                      68,800                  -            68,800             4,816,000                    -
   4,816,000
                                                                            TERADYNE, INC.                                                                    370,200                  -           370,200            13,535,438                    -
  13,535,438

                                 TELECOMMUNICATIONS                         AMDOCS LIMITED                                                                    169,000             40,000           209,000            10,309,000            2,440,000
  12,749,000
                                                                            EFFICIENT NETWORKS, INC.                                                          192,300                  -           192,300             7,151,156                    -
   7,151,156
                                                                            ENTRAVISION COMMUNICATIONS CORP. -CL A                                            419,000                  -           419,000             6,651,625                    -
   6,651,625
                                                                            MCLEODUSA, INC. CL-A                                                                    -             29,400            29,400                     -              387,713
     387,713
                                                                            NOKIA CORP. CL-A (ADR)                                                                  -            133,650           133,650                     -            5,262,469
   5,262,469
                                                                            NORTEL NETWORKS CORP. (HOLDING CO.)                                                     -             49,600            49,600                     -            1,748,400
   1,748,400
                                                                            QUALCOMM, INC.                                                                          -             66,907            66,907                     -            5,662,005
   5,662,005
                                                                            RESEARCH IN MOTION LTD.                                                                 -             14,780            14,780                     -            1,259,071
   1,259,071
                                                                            SPECTRASITE HOLDINGS, INC.                                                        544,400                  -           544,400             8,166,000                    -
   8,166,000
                                                                                                                                                  ----------------------------------------------------------------------------------------------
-----------------------------
TOTAL COMMON STOCK                                                                                                                                         18,639,003          3,388,234        22,027,237           850,741,033          170,199,064
1,020,940,097
                                                                                                                                                  ----------------------------------------------------------------------------------------------
-----------------------------
   (COST $887,593,250, $199,436,151, & $1,087,029,401 RESPECTIVELY)

COMMERCIAL PAPER                                                            AES HAWAII, INC.                                     6.47    12/07/00           6,000,000                  -         6,000,000             5,982,747                    -
   5,982,747
                                                                            AETNA, INC.                                          6.58    11/28/00           6,000,000                  -         6,000,000             5,992,323                    -
   5,992,323
                                                                            ASSET ONE SECURITIZATION                             6.56    12/06/00          30,000,000                  -        30,000,000            29,918,000                    -
  29,918,000
                                                                            AT&T CORP.                                           6.54    11/21/00                   -          4,000,000         4,000,000                     -            4,000,000
       4,000,000
                                                                            CAISSE CENTRALE DESJARDINS                           6.47    11/30/00                   -          4,000,000         4,000,000                     -            3,993,530
   3,993,530
                                                                            COLGATE PALMOLIVE CO.                                6.46    12/14/00                   -          3,000,000         3,000,000                     -            2,987,618
   2,987,618
                                                                            CON NAT GAS CO.                                      6.58    11/30/00                   -            300,000           300,000                     -              299,507
     299,507
                                                                            CON.NAT.GAS CO.                                      6.57    11/30/00          30,000,000                  -        30,000,000            29,950,725                    -
  29,950,725
                                                                            COUNTRYWIDE HOME LOAN                                6.52    11/21/00                   -          2,000,000         2,000,000                     -            2,000,000
   2,000,000
                                                                            FAYETTE FUNDING                                      6.50    11/21/00                   -            500,000           500,000                     -              500,000
     500,000
                                                                            MET LIFE FUNDING                                     6.46    12/05/00                   -          6,000,000         6,000,000                     -            5,984,927
   5,984,927
                                                                            NATIONAL FUEL GAS CO.                                6.55    12/08/00           6,000,000                  -         6,000,000             5,981,442                    -
   5,981,442
                                                                            NORTHERN ILLNOIS GAS CO.                             6.45    11/27/00                   -          3,000,000         3,000,000                     -            2,996,775
   2,996,775
                                                                            SALOMON SMITH BARNEY                                 6.49    12/04/00                   -          5,000,000         5,000,000                     -            4,988,282
   4,988,282
                                                                            SALOMON SMITH BARNEY                                 6.50    12/18/00           8,000,000                  -         8,000,000             7,961,000                    -
   7,961,000
                                                                            TOYOTA CREDIT DE P.R.                                6.49    12/04/00          30,000,000                  -        30,000,000            29,929,692                    -
  29,929,692
                                                                            UBS FINANCE                                          6.46    12/08/00                   -          4,000,000         4,000,000                     -            3,987,798
   3,987,798
                                                                            WISCONSIN PUBLIC SERVICE                             6.50    11/30/00                   -          3,000,000         3,000,000                     -            2,995,125
   2,995,125
                                                                                                                                                  ----------------------------------------------------------------------------------------------
-----------------------------
TOTAL COMMERCIAL PAPER                                                                                                                                    116,000,000         34,800,000       150,800,000           115,715,928           34,733,561
 150,449,490
                                                                                                                                                  ----------------------------------------------------------------------------------------------
-----------------------------
   (COST $115,557,551, $34,623,306, & $150,180,857 RESPECTIVELY)

SHORT-TERM INVESTMENTS                                                      TEMPORARY INVESTMENT CASH FUND                                                  2,485,696          1,363,031         3,848,727             2,485,696            1,363,031
   3,848,727
                                                                            TEMPORARY INVESTMENT FUND                                                       2,485,698          1,363,033         3,848,731             2,485,698            1,363,033
   3,848,731
                                                                                                                                                  ----------------------------------------------------------------------------------------------
-----------------------------
TOTAL SHORT-TERM INVESTMENTS                                                                                                                                4,971,394          2,726,064         7,697,458             4,971,394            2,726,064
   7,697,458
                                                                                                                                                  ----------------------------------------------------------------------------------------------
-----------------------------
   (COST $4,971,394, $2,726,064, & $7,697,458 RESPECTIVELY)

                                                                                                                                                  ----------------------------------------------------------------------------------------------
-----------------------------
TOTAL INVESTMENTS                                                                                                                                                                                                    971,428,355          207,658,690
1,179,087,045
   (COST OF $1,008,280,575, $236,895,776, & 1,245,176,351, RESPECTIVELY)

LIABILITIES IN EXCESS OF OTHER ASSETS                                                                                                                                                                                 (3,608,510)            (896,930)
  (4,556,349)

                                                                                                                                                                                                           -------------------------------------
-----------------------------
TOTAL NET ASSETS                                                                                                                                                                                                   $ 967,819,845        $ 206,761,760        $
1,174,530,696
                                                                                                                                                                                                           =====================================
=============================

                                           AMERICAN SKANDIA TRUST
                                       FILE NOS. 33-24962 & 811-5186

                                                 FORM N-14

                                                   PART C

                                             OTHER INFORMATION
                                             -----------------

Item 15.  Indemnification

Section 5.2 of the Registrant's Amended and Restated Declaration of Trust provides as follows:

         The Trust  shall  indemnify  each of its  Trustees,  officers,  employees,  and  agents  (including persons who serve at its request as directors,  officers,  employees, agents or trustees of another organization  in which it has any interest as a  shareholder,  creditor or  otherwise)  against all liabilities and expenses  (including amounts paid in satisfaction of judgments,  in compromise,  as fines and  penalties,  and as counsel  fees)  reasonably  incurred  by him in  connection  with the defense or  disposition  of any action,  suit or other  proceeding,  whether civil or criminal,  in which he may be  involved or with which he may be  threatened,  while in office or  thereafter,  by reason  of his being or having  been  such a  trustee,  officer,  employee  or agent,  except  with respect to any matter as to which he shall have been  adjudicated  to be liable to the Trust or its
         Shareholders  by reason of having acted in bad faith,  willful  misfeasance,  gross  negligence  or reckless  disregard  of his  duties;  provided,  however,  that as to any matter  disposed  of by a compromise  payment by such person,  pursuant to a consent decree or otherwise,  no indemnification either for said  payment or for any other  expenses  shall be  provided  unless  approved as in the best  interests of the Trust,  after notice that it involves  such  indemnification,  by at least a majority  of the  disinterested  Trustees  acting on the matter  (provided  that a majority  of the disinterested  Trustees  then in office  act on the  matter)  upon a  determination,  based  upon a review of readily  available  facts,  that (i) such  person  acted in good faith in the  reasonable belief  that his or her  action  was in the best  interests  of the Trust and (ii) is not liable to the Trust or the  Shareholders by reason of willful  misfeasance,  bad faith,  gross  negligence or reckless  disregard of duties;  or the trust shall have received a written opinion from independent legal  counsel  approved  by the  Trustees  to the effect  that (x) if the matter of good faith and reasonable belief as to the best interests of the Trust, had been  adjudicated,  it would have been adjudicated in favor of such person,  and (y) based upon a review of readily  available  facts such trustee,  officer,  employee or agent did not engage in willful  misfeasance,  gross  negligence or reckless  disregard of duty.  The rights  accruing to any Person under these  provisions  shall not exclude any other right to which he may be lawfully  entitled;  provided that no Person may satisfy any right of  indemnity  or  reimbursement  granted  herein or in Section 5.1 or to which he may be otherwise  entitled  except  out of the  property  of  the  Trust,  and  no  Shareholder  shall  be personally  liable to any  Person  with  respect to any claim for  indemnity  or  reimbursement  or otherwise.  The Trustees may make advance  payments in connection with  indemnification  under this
         Section  5.2,  provided  that the  indemnified  person  shall have given a written  undertaking  to reimburse  the Trust in the event it is  subsequently  determined  that he is not  entitled to such
         indemnification   and,   provided  further,   that  the  Trust  shall  have  obtained   protection,
         satisfactory in the sole judgement of the  disinterested  Trustees  acting on the matter  (provided that a majority of the  disinterested  Trustees then in office act on the matter),  against  losses arising  out of such  advance  payments  or such  Trustees , or  independent  legal  counsel,  in a written opinion,  shall have determined,  based upon a review of readily available facts that there is reason to believe that such person will be found to be entitled to such indemnification.

         With respect to liability of the  Investment  Manager to Registrant or to  shareholders  of the AST
Alger All-Cap  Portfolio of the Registrant  under the Investment  Management  Agreement for such  Portfolio, reference is made to Section 13 of the form of Investment  Management  Agreement  incorporated  by reference herein.

         With respect to the  Sub-Advisors'  indemnification  of the  Investment  Manager and its affiliated and  controlling  persons,  and  the  Investment  Manager's  indemnification  of  each  Sub-advisor  and its affiliated and controlling  persons,  reference is made to Section 14 of the form of Sub-Advisory  Agreement incorporated by reference herein.

         Insofar  as  indemnification  for  liability  arising  under  the  Securities  Act of  1933  may be permitted  to  trustees,  officers  and  controlling  persons of the  Registrant  pursuant to the  foregoing provisions,  or  otherwise,  the  Registrant  has been  advised  that in the opinion of the  Securities  and
Exchange  Commission (the  "Commission")  such  indemnification is against public policy as expressed in the
Act  and  is,  therefore,  unenforceable.  In the  event  that a  claim  for  indemnification  against  such liabilities  (other than the payment by the  Registrant of expenses  incurred or paid by a trustee,  officer or  controlling  person of the Registrant in the  successful  defense of any action,  suit or proceeding) is asserted  by such  director,  officer  or  controlling  person  in  connection  with  the  securities  being registered,  the  Registrant  will,  unless in the  opinion of its  counsel  the matter has been  settled by
controlling  precedent,   submit  to  a  court  of  appropriate   jurisdiction  the  question  whether  such
indemnification  by it is against  public  policy as  expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 12(A), 14(A), 16(A) and 16(B):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Amended and Restated Declaration of Trust of the Registrant as filed in
                           Massachusetts on September 23, 1999 and previously filed with Post-Effective
                           Amendment No. 32 to Registration Statement filed on Form N-1A on October 15,
                           1999.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws for the Registrant previously filed with Post-Effective Amendment No.
                           35 to Registration Statement filed on Form N-1A on April 27, 2000.

         (3)      Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

                  Not Applicable

         (4)      Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                  (A)        The Plan of Reorganization is included in this registration statement as
                             Exhibit A to the Prospectus/Proxy Statement

         (5)      Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                  (A)        Articles III and VI of the Registrant's Declaration of Trust and Article 11
                  of the Registrant's By-laws filed with Post-Effective Amendment No. 25 to Registration
                  Statement filed on Form N-1A on March 2, 1998.

         (6)      Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                  (A)      Investment Management Agreement between Registrant and American Skandia Investment Services,
                           Incorporated for the AST Alger All-Cap Growth Portfolio was previously filed with Post-Effective Amendment No. 33 to Registration Statement filed on Form
                           N-1A on October 19, 1999.

                  (B)      Investment Management Agreement between Registrant and American Skandia
                           Investment Services, Incorporated for the AST Alger Mid-Cap Growth Portfolio
                           was previously filed with Post-Effective Amendment No. 37 to Registration
                           Statement filed on Form N-1A on October 10, 2000.

                  (C)      Sub-Advisory Agreement between American Skandia Investment Services,
                           Incorporated and Fred Alger Management, Inc. for the AST Alger All-Cap Growth
                           Portfolio was previously filed with Post-Effective Amendment No. 37 to
                           Registration Statement filed on Form N-1A on October 10, 2000.

                  (D)      Sub-Advisory Agreement between American Skandia Investment Services,
                           Incorporated and Fred Alger Management, Inc. for the AST Alger Mid-Cap Growth
                           Portfolio was previously filed with Post-Effective Amendment No. 37 to
                           Registration Statement filed on Form N-1A on October 10, 2000.

         (7)      Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                  (A)      Sales Agreement between Registrant and American Skandia Life Assurance
                           Corporation was previously filed with Post-Effective Amendment No. 25 to
                           Registration Statement filed on Form N-1A on March 2, 1998.

         (8)      Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                  Not Applicable

         (9)      Copies of all custodian agreements and depository contracts under Section 17(f) of the
                  1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

                  (A)      Amended and Restated Custody Agreement between Registrant and Morgan Stanley Trust Company was previously filed with Post-Effective Amendment No. 27 to Registration Statement
                           filed on Form N-1A on October 16, 1998.

                  (B)      Foreign Custody Manager Delegation Amendment was previously filed with Post-Effective Amendment
                           No. 27 to Registration Statement filed on Form N-1A on October 16, 1998.

                  (C)      Amended Custodian Agreement between Registrant and Provident National Bank was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form
                           N-1A on March 2, 1998.

                  (D)      Amendment to Custodian Services Agreement between Registrant and PNC Bank, N.A. was previously filed with Post-Effective Amendment No. 27 to Registration Statement filed on
                           Form N-1A on October 16, 1998.

                  (E)      Amendment to Custodian Services Agreement between Registrant and PFPC Trust Company previously filed with Post-Effective Amendment No. 35 to Registration Statement filed on
                           Form N-1A on April 27, 2000.

                  (F)      Amended Transfer Agency Agreement between Registrant and Provident Financial Processing
                           Corporation was previously filed with Post-Effective Amendment No. 25 to
                           Registration Statement filed on Form N-1A on March 2, 1998.

         (10)     Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

                  (A)        Form of Rule 12b-1 plan previously filed with Post-Effective Amendment No. 35 to Registration Statement filed on Form N-1A on April 27, 2000.

         (11)     An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion and consent of counsel was previously filed with Post-Effective
                           Amendment No. 34 to Registration Statement filed on Form N-1A on February 16,
                           2000.

         (12)     An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                  (A)      Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences
                           to Shareholders is filed herewith as Exhibit No. 12(A).

         (13)     Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

                  (A)      Amended Administration Agreement between Registrant and Provident Financial Processing
                           Corporation was previously filed with Post-Effective Amendment No. 25 to
                           Registration Statement filed on Form N-1A on March 2, 1998.

                  (B)      Service Agreement between American Skandia Investment Services, Incorporated and Kemper Investors
                           Life Insurance Company was previously filed with Post-Effective Amendment No.
                           21 to Registration Statement filed on Form N-1A on February 27, 1997.

         (14)     Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

                  (A) Consent of independent auditors is filed herewith as Exhibit No. 14(A).

         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

                  (A)       Powers of Attorney are filed herewith as Exhibit No. 16(A).

         (17)     Any additional exhibits which the registrant may wish to file.

                  Not Applicable

Item 17.  Undertakings

                  (a)      The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (b)      The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed top be the initial bona fide offering of them.

                                                 SIGNATURES
                                                 ----------

As required by the  Securities  Act of 1933,  this  registration  statement has been signed on behalf of the
Registrant, in the City of Shelton and State of Connecticut, on the 6th day of December, 2000.
                                                                       American Skandia Trust
                                                                       ----------------------
                                                                       (Registrant)

                                                                       By: /s/ Edward P. Macdonald
                                                                           -----------------------
                                                                           Edward P. Macdonald
                                                                           Secretary

         As required by the Securities  Act of 1933,  this  Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                              Date
---------                                            -----                              ----

/s/ Jan R. Carendi*                         President (Principal                        12/6/00
------------------                                                                      -------
Jan R. Carendi                              Executive Officer)
                                            and Trustee

/s/ Richard G. Davy, Jr.                    Treasurer (Chief                            12/6/00
------------------------                                                                -------
Richard G. Davy, Jr.                        Financial and Accounting
                                            Officer)

/s/ David E. A. Carson*                     Trustee                                     12/6/00
----------------------                                                                  -------
David E. A. Carson

/s/ Julian A. Lerner*                       Trustee                                     12/6/00
---------------------                                                                   -------
Julian A. Lerner

/s/ Thomas M. O'Brien*                      Trustee                                     12/6/00
---------------------                                                                   -------
Thomas M. O'Brien

/s/ John A. Pileski*                        Trustee                                     12/6/00
-------------------                                                                     -------
John A. Pileski

/s/ F. Don Schwartz*                        Trustee                                     12/6/00
-------------------                                                                     -------
F. Don Schwartz

                                            *By:/s/ Edward P. Macdonald
                                                -----------------------
                                                  Edward P. Macdonald

                              *Pursuant to Powers of Attorney filed herewith.

                                           AMERICAN SKANDIA TRUST
                                    REGISTRATION STATEMENT ON FORM N-14
                                               EXHIBIT INDEX

EXHIBIT NO.                       DESCRIPTION
-----------                       -----------

(12)(A)                           Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to
                                  Shareholders

(14)(A)                           Consent of Auditors, Deloitte amp; Touche LLP

(16)(A)                           Powers of Attorney